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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07687
First American Strategy Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN (Address of principal executive offices)	55402 (Zip code)
Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)
Registrant’s telephone number, including area code:       800-677-3863
Date of fiscal period end:       August 31
Date of reporting period:       August 31, 2007
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

FIRST AMERICAN FUNDS.

2007 ANNUAL REPORT

Lifecycle Funds

The First American Lifecycle Funds invest their assets in shares of a number of underlying First American Funds. Your cost of investing in the Lifecycle Funds will generally be higher than the cost of investing directly in the shares of the underlying mutual funds. Lifecycle Funds are exposed to the principal risks of the underlying funds in direct proportion to each fund’s allocation. The underlying risks include but are not limited to, volatility and additional risks associated with investments in small- and mid-capitalization stocks and real estate securities; political, economic, and currency risk related to foreign securities; and interest-rate risk related to investing in debt securities.
Mutual fund investing involves risk; principal loss is possible.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Message to SHAREHOLDERS October 15, 2007

Dear Shareholders:

We invite you to take a few minutes to review the results of the fiscal year ended August 31, 2007.
This report includes comparative performance graphs and tables, portfolio commentaries, complete listings of portfolio holdings, and additional fund information. We hope you will find this helpful in monitoring your investment portfolio.
Also, through our website, firstamericanfunds.com, we provide quarterly performance information on all First American Funds, the economic outlook as viewed by our senior investment officers, and other information about fund investments and portfolio strategies.
Please contact your financial professional if you have questions about First American Funds or contact First American Investor Services at 800.677.FUND.
We appreciate your investment with First American Funds and look forward to serving your financial needs in the future.
Sincerely,

Virginia L. Stringer Chairperson of the Board First American Strategy Funds, Inc.	Thomas S. Schreier, Jr. President First American Strategy Funds, Inc.
First American Funds Annual Report 2007       1

Strategy Aggressive Growth Allocation fund
Investment Objective: seeks a high level of capital growth.
How did the fund perform for the fiscal year ended August 31, 2007?
The First American Strategy Aggressive Growth Allocation Fund, Class Y shares, returned 15.74% for the fiscal year ended August 31, 2007 (Class A shares returned 15.51% without taking the sales charge into account). By comparison, the fund’s benchmarks, the Russell 3000 Index*, the Lehman Aggregate Bond Index*, and the MSCI EAFE Index* returned 14.94%, 5.26%, and 19.20%, respectively, for the same period.
What were the general economic and market conditions?
Economic growth was generally below the economy’s long-term potential during the second half of 2006 and the first quarter of 2007. Growth jumped during the second quarter of 2007 to slightly above the economy’s long-term potential, but the improvement in growth primarily reflected an increase in production to rebuild inventories. Final domestic demand growth has moderated, and the moderation in demand growth is expected to persist during the second half of 2007 and into 2008 as the housing market remains weak, home prices decline, and higher energy prices have a negative effect on real purchasing power. Strong global growth should continue to provide a positive offset, with U.S. export growth helping to support U.S. economic activity, but recent weakening in labor market conditions and dysfunction within certain funding markets presents downside risk to future economic activity.
Core inflation slowed faster than anticipated during the past year and is now back within the Fed’s comfort zone. The combination of moderate growth, decelerating inflation, and high levels of resource utilization resulted in the Fed leaving policy rates unchanged over the fiscal year. The Fed has now begun to ease policy rates to support economic activity as labor market conditions have softened and funding disruptions point to future growth risks.
What was the overall investment strategy?
The fund’s investment in other First American funds is based on a carefully thought out asset allocation model developed by the portfolio management team. The investments reflect the fund’s objective to seek a high level of capital growth. To achieve this goal, the fund invests heavily in equity funds, with only a 10% target of fixed-income funds. Within the equity portion, which comprises domestic and foreign funds, there is a mix of large-, mid-, and small-capitalization funds, as well as growth and value funds. The fixed-income portion is allocated mainly to core and high-yield funds.
What were the portfolio allocations over the fiscal year?
From a neutral, or average, weight of 90% at the start of this fiscal year, the fund’s overall equity allocation rose to 98% midyear before falling to a slightly below-average 87.5% at year-end. Foreign stocks were emphasized throughout the year, with allocations as high as 35.5% of fund assets. We diversified our long-standing position in the First American International Fund with a new position in the First American International Select Fund, which provides a small amount of emerging markets equity exposure to the fund. These two foreign stock funds, in combination, accounted for 27% of fund assets at fiscal year-end.
We also diversified our fixed-income portfolio by introducing the First American Total Return Bond Fund to the portfolio, providing exposure not only to high-grade core domestic bonds but also to high-income bonds and high grade nondollar bonds. In view of this addition, we eliminated the First American High Income Bond Fund and First American Core Bond Fund from the fixed-income portfolio.
The First American Inflation Protected Securities Fund, which constituted 6% of the fund’s assets at the beginning of the year, was eliminated from the portfolio in December 2006 in favor of increased foreign stock investments, an area judged to be a greater opportunity for the fund.
The First American Equity Index Fund was eliminated from the equity portfolio late in the fiscal year in view of the addition of three new large-cap equity funds: First American Quantitative Core Fund, First American Quantitative Growth Fund, and First American Quantitative Value Fund. These funds provide a new source of potential active equity returns in the context of very careful risk management.
In the spring of 2007, we began investing in commodities by way of the iShares S&P GSCI Commodity-Indexed Trust, an exchange-traded fund. This asset helps diversify the portfolio and will be used from time to time in the future as market conditions permit. Its weight in the portfolio at fiscal year-end was 4%.

*	Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.
2      First American Funds Annual Report 2007

Strategy Aggressive Growth Allocation fund continued
Allocation by Underlying Fund as of August 31, 20071  (% of net assets)

First American International Select Fund, Class Y	16.6%
First American Large Cap Growth Opportunities Fund, Class Y	15.4
First American Large Cap Select Fund, Class Y	12.6
First American International Fund, Class Y	10.6
First American Large Cap Value Fund, Class Y	9.0
First American Total Return Bond Fund, Class Y	7.4
First American Quantitative Large Cap Core Fund, Class Y	7.0
iShares S&P GSCI Commodity-Indexed Trust	4.1
First American Mid Cap Growth Opportunities Fund, Class Y	3.6
First American Real Estate Securities Fund, Class Y	3.4
First American Mid Cap Value Fund, Class Y	2.6
First American Equity Income Fund, Class Y	2.1
First American Small Cap Select Fund, Class Y	1.7
First American Quantitative Large Cap Growth Fund, Class Y	1.1
First American Quantitative Large Cap Value Fund, Class Y	1.0
First American Small Cap Growth Opportunities Fund, Class Y	1.0
First American Small Cap Value Fund, Class Y	0.1
Portfolio Allocation as of August 31, 20071  (% of net assets)

Equity Funds	87.8%
Fixed Income Fund	7.4
Exchange-Traded Fund	4.1
Other Assets and Liabilities, Net[2]	0.7

100.0%

[1]	Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
First American Funds Annual Report 2007       3

Annual Performance1, 2

	August 31, 2007				September 30, 2007*

				Since Inception				Since Inception

	1 year	5 years	10 years	9/24/2001	1 year	5 years	10 years	9/24/2001
Average annual return with sales charge (POP)
Class A	9.19%	12.01%	—	9.22%	11.81%	15.10%	—	9.87%

Class B	9.60%	12.18%	—	9.32%	12.45%	15.31%	—	10.06%

Class C	13.58%	12.45%	—	9.44%	16.52%	15.51%	—	10.07%
Average annual return without sales charge (NAV)
Class A	15.51%	13.29%	—	10.26%	18.35%	16.41%	—	10.90%

Class B	14.60%	12.43%	—	9.43%	17.45%	15.53%	—	10.06%

Class C	14.58%	12.45%	—	9.44%	17.52%	15.51%	—	10.07%

Class R	15.21%	13.12%	6.05%	—	18.03%	16.22%	5.94%	—

Class Y	15.74%	13.58%		10.52%	18.69%	16.67%	—	11.15%

Russell 3000 Index[3]	14.94%	12.82%	7.03%	9.55%	16.52%	16.18%	6.83%	10.06%

Lehman Aggregate Bond Index [4]	5.26%	4.31%	6.04%	4.90%	5.14%	4.13%	5.97%	4.96%

Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index)[5]	19.20%	20.01%	8.37%	16.56%	25.38%	24.05%	8.35%	17.33%

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

[1]	Total returns at net asset value (“NAV”) reflect performance over the time period indicated without including the fund’s maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price (“POP”) reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares and the contingent deferred sales charge (“CDSC”) for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all dividends at NAV.

As of the most recent prospectus, the fund’s total annual fund operating expense ratio (including acquired fund fees and expenses, which the fund indirectly bears) for Class A, Class B, Class C, Class R, and Class Y shares was 1.49%, 2.24%, 2.24%, 1.74% and 1.24%, respectively. The advisor has voluntarily agreed to waive fees and reimburse other fund expenses through at least June 30, 2008 so that total annual fund operating expenses (net of acquired fund fees and expenses) for Class A, Class B, Class C, Class R, and Class Y shares do not exceed 0.40%, 1.15%, 1.15%, 0.65% and 0.15%, respectively. If these fee waivers and expense reimbursements were taken into account, the total annual fund operating expenses (including acquired fund fees and expenses) for Class A, Class B, Class C, Class R, and Class Y shares would be 1.41%, 2.16%, 2.16%, 1.66% and 1.16%, respectively. These fee waivers and expense reimbursements may be terminated at any time after June 30, 2008, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

*	This table presents average annual total returns through the latest calendar quarter – rather than through the end of the fiscal period.
Value of $10,000 Investment1, 2, 6  as of August 31, 2007

Class A

Strategy Aggressive Growth Allocation Fund, Class A (NAV)	$17,853

Strategy Aggressive Growth Allocation Fund, Class A (POP)	$16,880

Russell 3000 Index[3]	$17,179

This chart illustrates the total value of an assumed $10,000 investment in the fund’s Class A shares (from 9/24/2001 to 8/31/2007) as compared to the fund’s primary benchmark index.

Class A

[2]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Investment in an index is not available.

[3]	An unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

[4]	An unmanaged index composed of the Lehman Government/ Credit Bond Index, the Lehman Mortgage Backed Securities Index, and the Lehman Asset Backed Securities Index. The Lehman Government/ Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment-grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. The Lehman Asset Backed Securities Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto, and home equity loans.

[5]	An unmanaged index including approximately 1,000 companies representing the stock markets of 21 countries in Europe, Australasia, and the Far East.

[6]	Performance for Class B, Class C, Class R, and Class Y shares is not presented. Performance for these classes will vary due to the different expense structures.
4      First American Funds Annual Report 2007

Strategy Growth Allocation fund
Investment Objective: seeks capital growth with a moderate level of current income.
How did the fund perform for the fiscal year ended August 31, 2007?
The First American Strategy Growth Allocation Fund, Class Y shares, returned 13.58% for the fiscal year ended August 31, 2007 (Class A shares returned 13.45% without taking the sales charge into account). By comparison, the fund’s benchmarks, the Russell 3000 Index*, the Lehman Aggregate Bond Index*, and the MSCI EAFE Index* returned 14.94%, 5.26%, and 19.20%, respectively, for the same period.
What were the general economic and market conditions?
Economic growth was generally below the economy’s long-term potential during the second half of 2006 and the first quarter of 2007. Growth jumped during the second quarter of 2007 to slightly above the economy’s long-term potential, but the improvement in growth primarily reflected an increase in production to rebuild inventories. Final domestic demand growth has moderated, and the moderation in demand growth is expected to persist during the second half of 2007 and into 2008 as the housing market remains weak, home prices decline, and higher energy prices have a negative effect on real purchasing power. Strong global growth should continue to provide a positive offset, with U.S. export growth helping to support U.S. economic activity, but recent weakening in labor market conditions and dysfunction within certain funding markets presents downside risk to future economic activity.
Core inflation slowed faster than anticipated during the past year and is now back within the Fed’s comfort zone. The combination of moderate growth, decelerating inflation, and high levels of resource utilization resulted in the Fed leaving policy rates unchanged over the fiscal year. The Fed has now begun to ease policy rates to support economic activity as labor market conditions have softened and funding disruptions point to future growth risks.
What was the overall investment strategy?
The fund’s investment in other First American funds is based on a carefully thought out asset allocation model developed by the portfolio management team. The investments reflect the fund’s objective to provide capital growth with a moderate level of current income. To achieve this goal, the fund is broadly diversified over both equity styles and fixed-income styles, generally aiming for a 75%/25% equity/fixed-income mix. Within the equity portion, the fund’s positions are allocated across large-, mid-, and small-capitalization funds, as well as growth and value funds. In addition, the fund invests in both domestic and foreign equity funds. The fixed-income portion has allocations to both core and high-yield funds.
What were the portfolio allocations over the fiscal year?
Although the fund moved during the fiscal year to a foreign stock allocation significantly larger than average, the overall equity allocation moved from about average (75.5%) at the start of the fiscal year, to an above-average level (83%) midyear, and down to a modestly below-average amount (73%) by the end of the fiscal year. We diversified our long-standing position in the First American International Fund (15.5% allocation at the start of the year, 8.5% at the end) with a new position in the First American International Select Fund (introduced at a 12.25% weight in December of 2006, rising to a 14% weight by fiscal year-end), which provides a small amount of emerging markets equity exposure to the fund. We also diversified our fixed-income holdings by introducing the First American Total Return Bond Fund to the portfolio, providing exposure not only to high-grade core domestic bonds but also to high-income bonds and high grade nondollar bonds. In view of this addition, we eliminated the First American High Income Bond Fund from the fixed-income portfolio.
The First American Inflation Protected Securities Fund, a feature of the fixed-income portfolio, declined in weight during the year from 9.5% to 1% of the fund’s assets.
The First American Equity Index Fund was eliminated from the equity portfolio late in the year in view of the addition of three new large-cap equity funds: First American Quantitative Large Cap Core Fund, First American Quantitative Large Cap Growth Fund, and First American Quantitative Large Cap Value Fund. These funds provide a new source of potential active equity returns with tight risk constraints.
In the spring of 2007 we began investing in commodities by way of the iShares S&P GSCI Commodity-Indexed Trust, an exchange-traded fund. This asset helps diversify the portfolio and will be used from time to time in the future as market conditions permit. Its weight in the portfolio at fiscal year-end was 3%.

*	Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.
First American Funds Annual Report 2007       5

Strategy Growth Allocation fund continued
Allocation by Underlying Fund as of August 31, 20071  (% of net assets)

First American Total Return Bond Fund, Class Y	21.8%
First American International Select Fund, Class Y	14.1
First American Large Cap Growth Opportunities Fund, Class Y	12.6
First American Large Cap Select Fund, Class Y	11.6
First American International Fund, Class Y	8.6
First American Quantitative Large Cap Core Fund, Class Y	6.6
First American Large Cap Value Fund, Class Y	6.6
iShares S&P GSCI Commodity-Indexed Trust	3.1
First American Real Estate Securities Fund, Class Y	2.8
First American Equity Income Fund, Class Y	2.6
First American Mid Cap Growth Opportunities Fund, Class Y	2.6
First American Mid Cap Value Fund, Class Y	2.0
First American Small Cap Select Fund, Class Y	1.2
First American Inflation Protected Securities Fund, Class Y	1.1
First American Quantitative Large Cap Growth Fund, Class Y	1.0
First American Quantitative Large Cap Value Fund, Class Y	1.0
First American Small Cap Value Fund, Class Y	0.1
First American Prime Obligations Fund, Class Z	0.1
Portfolio Allocation as of August 31, 20071  (% of net assets)

Equity Funds	73.4%
Fixed Income Funds	22.9
Exchange-Traded Fund	3.1
Short-Term Investment	0.1
Other Assets and Liabilities, Net[2]	0.5

100.0%

[1]	Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
6      First American Funds Annual Report 2007

Annual Performance1, 2

	August 31, 2007				September 30, 2007*

				Since Inception				Since Inception

	1 year	5 years	10 years	9/24/2001	1 year	5 years	10 years	9/24/2001
Average annual return with sales charge (POP)
Class A	7.24%	10.44%	—	8.07%	9.34%	12.98%	—	8.62%

Class B	7.47%	10.59%	—	8.18%	9.80%	13.17%	—	8.84%

Class C	11.61%	10.86%	—	8.30%	13.84%	13.43%	—	8.84%

Average annual return without sales charge (NAV)
Class A	13.45%	11.71%	—	9.11%	15.67%	14.26%	—	9.64%

Class B	12.47%	10.85%	—	8.29%	14.80%	13.42%	—	8.84%

Class C	12.61%	10.86%	—	8.30%	14.84%	13.43%	—	8.84%

Class R	13.15%	11.51%	5.84%	—	15.42%	14.07%	5.77%	—

Class Y	13.58%	11.95%	—	9.35%	15.99%	14.56%	—	9.91%

Russell 3000 Index[3]	14.94%	12.82%	7.03%	9.55%	16.52%	16.18%	6.83%	10.06%

Lehman Aggregate Bond Index[4]	5.26%	4.31%	6.04%	4.90%	5.14%	4.13%	5.97%	4.96%

Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index)[5]	19.20%	20.01%	8.37%	16.56%	25.38%	24.05%	8.35%	17.33%

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

[1]	Total returns at net asset value (“NAV”) reflect performance over the time period indicated without including the fund’s maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price (“POP”) reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares and the contingent deferred sales charge (“CDSC”) for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares Total returns assume reinvestment of all dividends at NAV.

As of the most recent prospectus, the fund’s total annual fund operating expense ratio (including acquired fund fees and expenses, which the fund indirectly bears) for Class A, Class B, Class C, Class R, and Class Y shares was 1.41%, 2.16%, 2.16%, 1.66% and 1.16%, respectively. The advisor has voluntarily agreed to waive fees and reimburse other fund expenses through at least June 30, 2008 so that total annual fund operating expenses (net of acquired fund fees and expenses) for Class A, Class B, Class C, Class R, and Class Y shares do not exceed 0.40%, 1.15%, 1.15%, 0.65% and 0.15%, respectively. If these fee waivers and expense reimbursements were taken into account, the total annual fund operating expenses (including acquired fund fees and expenses) for Class A, Class B, Class C, Class R, and Class Y shares would be 1.35%, 2.10%, 2.10%, 1.60% and 1.10%, respectively. These fee waivers and expense reimbursements may be terminated at any time after June 30, 2008, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

*	This table presents average annual total returns through the latest calendar quarter – rather than through the end of the fiscal period.
Value of $10,000 Investment1, 2, 6  as of August 31, 2007

Class A

Strategy Growth Allocation Fund, Class A (NAV)	$16,772

Strategy Growth Allocation Fund, Class A (POP)	$15,850

Russell 3000 Index[3]	$17,179

This chart illustrates the total value of an assumed $10,000 investment in the fund’s Class A shares (from 9/24/2001 to 8/31/2007) as compared to the fund’s primary benchmark index.

Class A

[2]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Investment in an index is not available.

[3]	An unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

[4]	An unmanaged index composed of the Lehman Government/ Credit Bond Index, the Lehman Mortgage Backed Securities Index, and the Lehman Asset Backed Securities Index. The Lehman Government/ Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment-grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. The Lehman Asset Backed Securities Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto, and home equity loans.

[5]	An unmanaged index including approximately 1,000 companies representing the stock markets of 21 countries in Europe, Australasia, and the Far East.

[6]	Performance for Class B, Class C, Class R, and Class Y shares is not presented. Performance for these classes will vary due to the different expense structures.
First American Funds Annual Report 2007       7

Strategy Growth & Income Allocation fund
Investment Objective: seeks both capital growth and current income.
How did the fund perform for the fiscal year ended August 31, 2007?
The First American Strategy Growth & Income Allocation Fund, Class Y shares, returned 11.87% for the fiscal year ended August 31, 2007 (Class A shares returned 11.66% without taking the sales charge into account). By comparison, the fund’s benchmarks, the Russell 3000 Index*, the Lehman Aggregate Bond Index*, and the MSCI EAFE Index* returned 14.94%, 5.26%, and 19.20%, respectively, for the same period.
What were the general economic and market conditions?
Economic growth was generally below the economy’s long-term potential during the second half of 2006 and the first quarter of 2007. Growth jumped during the second quarter of 2007 to slightly above the economy’s long-term potential, but the improvement in growth primarily reflected an increase in production to rebuild inventories. Final domestic demand growth has moderated, and the moderation in demand growth is expected to persist during the second half of 2007 and into 2008 as the housing market remains weak, home prices decline, and higher energy prices have a negative effect on real purchasing power. Strong global growth should continue to provide a positive offset, with U.S. export growth helping to support U.S. economic activity, but recent weakening in labor market conditions and dysfunction within certain funding markets presents downside risk to future economic activity.
Core inflation slowed faster than anticipated during the past year and is now back within the Fed’s comfort zone. The combination of moderate growth, decelerating inflation, and high levels of resource utilization resulted in the Fed leaving policy rates unchanged over the fiscal year. The Fed has now begun to ease policy rates to support economic activity as labor market conditions have softened and funding disruptions point to future growth risks.
What was the overall investment strategy?
The fund’s investment in other First American funds is based on a carefully thought out asset allocation model developed by the portfolio management team. The investments reflect the fund’s objective to provide capital growth and current income. To achieve this goal, the fund aims for a stock-bond mix of 60%/40%, recognized in the industry as the most closely “balanced” portfolio between stock and bond returns with consideration to risk and reward. Within the stock and bond portions, the fund is broadly diversified among domestic and foreign, large-, mid-, and small-cap, and growth and value equity funds, as well as core and high-yield bond funds.
What were the portfolio allocations over the fiscal year?
In a strong year for equity performance and even stronger foreign equity performance, the fund maintained a somewhat higher-than-average equity allocation, rising from 61% at the start of the fiscal year to 62% by fiscal year-end. Within the equity portfolio, we substantially increased allocations to foreign equities from 13% at the beginning of the year to 18% at the end. We diversified our long-standing position in the First American International Fund with a new position in the First American International Select Fund, which provides a small amount of emerging markets equity exposure to the fund. We also diversified our fixed-income holdings by introducing the First American Total Return Bond Fund to the portfolio, providing exposure not only to high-grade core domestic bonds but also to high-income bonds and high-grade nondollar bonds. In view of this addition, we eliminated the First American High Income Bond Fund from the fixed-income portfolio.
Although our allocation to the First American Prime Obligations Fund was at 1% in the latter portion of the year, a normal amount, it was as high as 6% earlier in the year. The fixed-income portfolio also included the First American Inflation Protected Securities Fund throughout the year.
The First American Equity Index Fund was eliminated from the equity portfolio late in the year in view of the addition of three new large-cap equity funds: First American Quantitative Large Cap Core Fund, First American Quantitative Large Cap Growth Fund, and First American Quantitative Large Cap Value Fund. These funds provide a new source of potential active equity returns with tight risk constraints.
In the spring of 2007, we began investing in commodities by way of the iShares S&P GSCI Commodity-Indexed Trust, an exchange-traded fund. This asset helps diversify the portfolio and will be used from time to time in the future as market conditions permit.

*	Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.
8      First American Funds Annual Report 2007

Strategy Growth & Income Allocation fund continued
Allocation by Underlying Fund as of August 31, 20071  (% of net assets)

First American Total Return Bond Fund, Class Y	34.6%
First American International Select Fund, Class Y	11.0
First American Large Cap Growth Opportunities Fund, Class Y	10.1
First American Large Cap Select Fund, Class Y	9.5
First American International Fund, Class Y	6.8
First American Quantitative Large Cap Core Fund, Class Y	6.2
First American Large Cap Value Fund, Class Y	4.5
First American Equity Income Fund, Class Y	3.1
First American Inflation Protected Securities Fund, Class Y	2.1
iShares S&P GSCI Commodity-Indexed Trust	2.1
First American Mid Cap Growth Opportunities Fund, Class Y	2.0
First American Mid Cap Value Fund, Class Y	2.0
First American Real Estate Securities Fund, Class Y	1.9
First American Prime Obligations Fund, Class Z	1.2
First American Small Cap Select Fund, Class Y	1.0
First American Quantitative Large Cap Growth Fund, Class Y	1.0
First American Quantitative Large Cap Value Fund, Class Y	1.0
First American Small Cap Value Fund, Class Y	0.1
Portfolio Allocation as of August 31, 20071  (% of net assets)

Equity Funds	60.2%
Fixed Income Funds	36.7
Exchange-Traded Fund	2.1
Short-Term Investment	1.2
Other Assets and Liabilities, Net[2]	(0.2)

100.0%

[1]	Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
First American Funds Annual Report 2007       9

Annual Performance1, 2

	August 31, 2007				September 30, 2007*

				Since Inception				Since Inception

	1 year	5 years	10 years	9/24/2001	1 year	5 years	10 years	9/24/2001
Average annual return with sales charge (POP)
Class A	5.49%	8.96%	—	7.10%	7.10%	10.95%	—	7.56%

Class B	5.80%	9.08%	—	7.22%	7.52%	11.12%	—	7.79%

Class C	9.80%	9.37%	—	7.32%	11.60%	11.41%	—	7.78%
Average annual return without sales charge (NAV)
Class A	11.66%	10.19%	—	8.12%	13.38%	12.22%	—	8.57%

Class B	10.80%	9.36%	—	7.34%	12.52%	11.38%	—	7.79%

Class C	10.80%	9.37%	—	7.32%	12.60%	11.41%	—	7.78%

Class R	11.27%	9.99%	5.66%	—	13.10%	12.05%	5.60%	—

Class Y	11.87%	10.46%	—	8.38%	13.71%	12.51%	—	8.84%

Russell 3000 Index[3]	14.94%	12.82%	7.03%	9.55%	16.52%	16.18%	6.83%	10.06%

Lehman Aggregate Bond Index [4]	5.26%	4.31%	6.04%	4.90%	5.14%	4.13%	5.97%	4.96%

Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index)[5]	19.20%	20.01%	8.37%	16.56%	25.38%	24.05%	8.35%	17.33%

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

[1]	Total returns at net asset value (“NAV”) reflect performance over the time period indicated without including the fund’s maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price (“POP”) reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares and the contingent deferred sales charge (“CDSC”) for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all dividends at NAV.

As of the most recent prospectus, the fund’s total annual fund operating expense ratio (including acquired fund fees and expenses, which the fund indirectly bears) for Class A, Class B, Class C, Class R, and Class Y shares was 1.32%, 2.07%, 2.07%, 1.57% and 1.07%, respectively. The advisor has voluntarily agreed to waive fees and reimburse other fund expenses through at least June 30, 2008 so that total annual fund operating expenses (net of acquired fund fees and expenses) for Class A, Class B, Class C, Class R, and Class Y shares do not exceed 0.40%, 1.15%, 1.15%, 0.65% and 0.15%, respectively. If these fee waivers and expense reimbursements were taken into account, the total annual fund operating expenses (including acquired fund fees and expenses) for Class A, Class B, Class C, Class R, and Class Y shares would be 1.30%, 2.05%, 2.05%, 1.55% and 1.05%, respectively. These fee waivers and expense reimbursements may be terminated at any time after June 30, 2008, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

*	This table presents average annual total returns through the latest calendar quarter – rather than through the end of the fiscal period.
Value of $10,000 Investment1, 2, 6  as of August 31, 2007

Class A

Strategy Growth & Income Allocation Fund, Class A (NAV)	$15,893

Strategy Growth & Income Allocation Fund, Class A (POP)	$15,024

Russell 3000 Index[3]	$17,179

This chart illustrates the total value of an assumed $10,000 investment in the fund’s Class A shares (from 9/24/2001 to 8/31/2007) as compared to the fund’s primary benchmark index.

Class A

[2]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Investment in an index is not available.

[3]	An unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

[4]	An unmanaged index composed of the Lehman Government/ Credit Bond Index, the Lehman Mortgage Backed Securities Index, and the Lehman Asset Backed Securities Index. The Lehman Government/ Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment-grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. The Lehman Asset Backed Securities Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto, and home equity loans.

[5]	An unmanaged index including approximately 1,000 companies representing the stock markets of 21 countries in Europe, Australasia, and the Far East.

[6]	Performance for Class B, Class C, Class R, and Class Y shares is not presented. Performance for these classes will vary due to the different expense structures.
10      First American Funds Annual Report 2007

Strategy Income Allocation fund
Investment Objective: seeks a high level of current income consistent with limited risk of capital.
How did the fund perform for the fiscal year ended August 31, 2007?
The First American Strategy Income Allocation Fund, Class Y shares, returned 8.17% for the fiscal year ended August 31, 2007 (Class A shares returned 7.89% without taking the sales charge into account). By comparison, the fund’s benchmarks, the Lehman Aggregate Bond Index*, the Russell 3000 Index*, and the MSCI EAFE Index* returned 5.26%, 14.94%, and 19.20%, respectively, for the same period.
What were the general economic and market conditions?
Economic growth was generally below the economy’s long-term potential during the second half of 2006 and the first quarter of 2007. Growth jumped during the second quarter of 2007 to slightly above the economy’s long-term potential, but the improvement in growth primarily reflected an increase in production to rebuild inventories. Final domestic demand growth has moderated, and the moderation in demand growth is expected to persist during the second half of 2007 and into 2008 as the housing market remains weak, home prices decline, and higher energy prices have a negative effect on real purchasing power. Strong global growth should continue to provide a positive offset, with U.S. export growth helping to support U.S. economic activity, but recent weakening in labor market conditions and dysfunction within certain funding markets presents downside risk to future economic activity.
Core inflation slowed faster than anticipated during the past year and is now back within the Fed’s comfort zone. The combination of moderate growth, decelerating inflation, and high levels of resource utilization resulted in the Fed leaving policy rates unchanged over the fiscal year. The Fed has now begun to ease policy rates to support economic activity as labor market conditions have softened and funding disruptions point to future growth risks.
What was the overall investment strategy?
The fund’s investment in other First American funds is based on a carefully thought out asset allocation model developed by the portfolio management team. The investments reflect the fund’s objective to provide a high level of current income consistent with limited risk to capital. Pursuant to this objective, the fund held on average 70% fixed-income funds and 30% equity funds during the fiscal period. The underlying funds that were held were broadly diversified across a range of fixed-income styles, as well as domestic equity styles.
What were the portfolio allocations over the fiscal year?
Over the course of the fiscal year, we maintained an above-average allocation (7.5% early on, rising to 8.5%) to foreign stocks, diversifying our long-standing position in the First American International Fund with a new position in the First American International Select Fund, which provides a small amount of emerging markets equity exposure to the fund. We also diversified our fixed-income portfolio by introducing the First American Total Return Bond Fund to the portfolio, providing exposure not only to high-grade core domestic bonds but also to high-income bonds and high-grade nondollar bonds. In view of this addition, we eliminated the First American High Income Bond Fund from the fixed-income portfolio.
We maintained a rather high (17%) allocation to short-term fixed income through the First American Prime Obligations Fund early in the year, reducing it to 1% by the end of the year. The fixed-income portfolio also included the First American Inflation Protected Securities Fund throughout the year.
The First American Equity Index Fund was eliminated from the equity portfolio late in the fiscal year in view of the addition of three new large-cap equity funds: First American Quantitative Large Cap Core Fund, First American Quantitative Large Cap Growth Fund, and First American Quantitative Large Cap Value Fund. These funds provide a new source of potential active equity returns with tight risk constraints.
The fund’s overall equity allocation fell marginally from 32% at the start of the fiscal year, ending the fiscal year at 31%, still marginally above average.
Finally, we briefly invested in commodities by way of the iShares S&P GSCI Commodity-Indexed Trust, an exchange-traded fund. We expect to do so again at times of market opportunity.

*	Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.
First American Funds Annual Report 2007       11

Strategy Income Allocation fund continued
Allocation by Underlying Fund as of August 31, 20071  (% of net assets)

First American Total Return Bond Fund, Class Y	42.1%
First American Core Bond Fund, Class Y	22.1
First American International Select Fund, Class Y	5.0
First American Quantitative Large Cap Core Fund, Class Y	4.5
First American Large Cap Growth Opportunities Fund, Class Y	4.5
First American Large Cap Select Fund, Class Y	3.9
First American Equity Income Fund, Class Y	3.5
First American International Fund, Class Y	3.5
First American Inflation Protected Securities Fund, Class Y	3.2
First American Prime Obligations Fund, Class Z	1.3
First American Large Cap Value Fund, Class Y	1.1
First American Quantitative Large Cap Growth Fund, Class Y	1.0
First American Quantitative Large Cap Value Fund, Class Y	1.0
First American Real Estate Securities Fund, Class Y	0.9
First American Mid Cap Value Fund, Class Y	0.9
First American Mid Cap Growth Opportunities Fund, Class Y	0.7
iShares S&P GSCI Commodity-Indexed Trust	0.2
First American Small Cap Select Fund, Class Y	0.2
Portfolio Allocation as of August 31, 20071  (% of net assets)

Fixed Income Funds	67.4%
Equity Funds	30.7
Short-Term Investment	1.3
Exchange-Traded Fund	0.2
Other Assets and Liabilities, Net[2]	0.4

100.0%

[1]	Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
12      First American Funds Annual Report 2007

Annual Performance1, 2

	August 31, 2007				September 30, 2007*

				Since Inception				Since Inception

	1 year	5 years	10 years	9/24/2001	1 year	5 years	10 years	9/24/2001
Average annual return with sales charge (POP)
Class A	1.99%	6.02%	—	5.38%	2.81%	7.10%	—	5.65%

Class B	2.07%	6.10%	—	5.45%	2.98%	7.19%	—	5.83%

Class C	6.05%	6.42%	—	5.59%	6.98%	7.49%	—	5.84%

Average annual return without sales charge (NAV)
Class A	7.89%	7.22%	—	6.38%	8.83%	8.31%	—	6.64%

Class B	7.07%	6.42%	—	5.58%	7.98%	7.49%	—	5.83%

Class C	7.05%	6.42%	—	5.59%	7.98%	7.49%	—	5.84%

Class R	7.63%	7.03%	5.60%	—	8.45%	8.11%	5.55%	—

Class Y	8.17%	7.48%	—	6.64%	9.11%	8.58%	—	6.91%

Lehman Aggregate Bond Index[3]	5.26%	4.31%	6.04%	4.90%	5.14%	4.13%	5.97%	4.96%

Russell 3000 Index[4]	14.94%	12.82%	7.03%	9.55%	16.52%	16.18%	6.83%	10.06%

Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index)[5]	19.20%	20.01%	8.37%	16.56%	25.38%	24.05%	8.35%	17.33%

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

[1]	Total returns at net asset value (“NAV”) reflect performance over the time period indicated without including the fund’s maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price (“POP”) reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares and the contingent deferred sales charge (“CDSC”) for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all dividends at NAV.

As of the most recent prospectus, the fund’s total annual fund operating expense ratio (including acquired fund fees and expenses, which the fund indirectly bears) for Class A, Class B, Class C, Class R, and Class Y shares was 1.31%, 2.06%, 2.06%, 1.56% and 1.06%, respectively. The advisor has voluntarily agreed to waive fees and reimburse other fund expenses through at least June 30, 2008 so that total annual fund operating expenses (net of acquired fund fees and expenses) for Class A, Class B, Class C, Class R, and Class Y shares do not exceed 0.40%, 1.15%, 1.15%, 0.65% and 0.15%, respectively. If these fee waivers and expense reimbursements were taken into account, the total annual fund operating expenses (including acquired fund fees and expenses) for Class A, Class B, Class C, Class R, and Class Y shares would be 1.17%, 1.92%, 1.92%, 1.42% and 0.92%, respectively. These fee waivers and expense reimbursements may be terminated at any time after June 30, 2008, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

*	This table presents average annual total returns through the latest calendar quarter – rather than through the end of the fiscal period.
Value of $10,000 Investment1, 2, 6  as of August 31, 2007

Class A

Strategy Income Allocation Fund, Class A (NAV)	$14,436

Strategy Income Allocation Fund, Class A (POP)	$13,646

Lehman Aggregate Bond Index[3]	$13,283

This chart illustrates the total value of an assumed $10,000 investment in the fund’s Class A shares (from 9/24/2001 to 8/31/2007) as compared to the fund’s primary benchmark index.

Class A

[2]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Investment in an index is not available.

[3]	An unmanaged index composed of the Lehman Government/ Credit Bond Index, the Lehman Mortgage Backed Securities Index, and the Lehman Asset Backed Securities Index. The Lehman Government/ Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment-grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. The Lehman Asset Backed Securities Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto, and home equity loans.

[4]	An unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

[5]	An unmanaged index including approximately 1,000 companies representing the stock markets of 21 countries in Europe, Australasia, and the Far East.

[6]	Performance for Class B, Class C, Class R, and Class Y shares is not presented. Performance for these classes will vary due to the different expense structures.
First American Funds Annual Report 2007       13

Expense Examples
As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2007, to August 31, 2007.
Actual Expenses
For each class of each fund, two lines are presented in the table below – the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value in the fund and class divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Strategy Aggressive Growth Allocation Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (3/01/07 to
	Value (3/01/07)	Value (8/31/07)	8/31/07)
Class A Actual[2]	$1,000.00	$1,065.50	$2.08

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04

Class B Actual[2]	$1,000.00	$1,061.10	$5.97

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85

Class C Actual[2]	$1,000.00	$1,061.10	$5.97

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85

Class R Actual[2]	$1,000.00	$1,064.20	$3.38

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31

Class Y Actual[2]	$1,000.00	$1,067.10	$0.78

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.77

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

[2]	Based on the actual returns for the six-month period ended August 31, 2007 of 6.55%, 6.11%, 6.11%, 6.42%, and 6.71% for Class A, Class B, Class C, Class R, and Class Y, respectively.
14      First American Funds Annual Report 2007

Strategy Growth Allocation Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (3/01/07 to
	Value (3/01/07)	Value (8/31/07)	8/31/07)
Class A Actual[2]	$1,000.00	$1,056.70	$2.07

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04

Class B Actual[2]	$1,000.00	$1,052.30	$5.95

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85

Class C Actual[2]	$1,000.00	$1,052.90	$5.95

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85

Class R Actual[2]	$1,000.00	$1,055.20	$3.37

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31

Class Y Actual[2]	$1,000.00	$1,057.50	$0.78

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.77

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

[2]	Based on the actual returns for the six-month period ended August 31, 2007 of 5.67%, 5.23%, 5.29%, 5.52%, and 5.75% for Class A, Class B, Class C, Class R, and Class Y, respectively.
Strategy Growth & Income Allocation Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (3/01/07 to
	Value (3/01/07)	Value (8/31/07)	8/31/07)
Class A Actual[4]	$1,000.00	$1,047.90	$2.06

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04

Class B Actual[4]	$1,000.00	$1,044.00	$5.92

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85

Class C Actual[4]	$1,000.00	$1,043.90	$5.92

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85

Class R Actual[4]	$1,000.00	$1,046.70	$3.35

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31

Class Y Actual[4]	$1,000.00	$1,049.40	$0.77

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.77

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

[4]	Based on the actual returns for the six-month period ended August, 31, 2007 of 4.79%, 4.40%, 4.39%, 4.67%, and 4.94% for Class A, Class B, Class C, Class R, and Class Y, respectively.
First American Funds Annual Report 2007       15

Expense Examples (concluded)
Strategy Income Allocation Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (3/01/07 to
	Value (3/01/07)	Value (8/31/07)	8/31/07)
Class A Actual[2]	$1,000.00	$1,028.60	$2.05

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04

Class B Actual[2]	$1,000.00	$1,024.10	$5.87

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85

Class C Actual[2]	$1,000.00	$1,024.10	$5.87

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85

Class R Actual[2]	$1,000.00	$1,026.50	$3.32

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31

Class Y Actual[2]	$1,000.00	$1,029.10	$0.77

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.77

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

[2]	Based on the actual returns for the six-month period ended August 31, 2007 of 2.86%, 2.41%, 2.41%, 2.65%, and 2.91% for Class A, Class B, Class C, Class R, and Class Y, respectively.
16      First American Funds Annual Report 2007

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors
First American Strategy Funds, Inc.
We have audited the accompanying statements of assets and liabilities, including the schedules of investments of First American Strategy Funds, Inc. (comprised of the Strategy Aggressive Growth Allocation, Strategy Growth Allocation, Strategy Growth & Income Allocation, and Strategy Income Allocation Funds) (the “funds”) as of August 31, 2007, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of the funds listed above of the First American Strategy Funds, Inc. at August 31, 2007, the results of their operations, changes in their net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Minneapolis, Minnesota
October 19, 2007
First American Funds Annual Report 2007       17

Schedule of  Investments August 31, 2007, all dollars are rounded to thousands (000)

Strategy Aggressive Growth Allocation Fund
DESCRIPTION	SHARES	VALUE

Investment Companies – 99.3%
Equity Funds (a) – 87.8%
First American Equity Income Fund, Class Y	178,364	$2,791
First American International Fund, Class Y	894,313	14,381
First American International Select Fund, Class Y	2,061,207	22,550
First American Large Cap Growth Opportunities Fund, Class Y	611,825	21,059
First American Large Cap Select Fund, Class Y	1,051,180	17,050
First American Large Cap Value Fund, Class Y	563,246	12,211
First American Mid Cap Growth Opportunities Fund, Class Y (b)	103,713	4,816
First American Mid Cap Value Fund, Class Y	129,637	3,473
First American Quantitative Large Cap Core Fund, Class Y (b)	374,272	9,551
First American Quantitative Large Cap Growth Fund, Class Y (b)	56,000	1,430
First American Quantitative Large Cap Value Fund, Class Y (b)	56,000	1,426
First American Real Estate Securities Fund, Class Y	201,147	4,598
First American Small Cap Growth Opportunities Fund, Class Y (b)	61,630	1,341
First American Small Cap Select Fund, Class Y (b)	163,672	2,347
First American Small Cap Value Fund, Class Y	8,603	114

Total Equity Funds		119,138

Fixed Income Fund (a) – 7.4%
First American Total Return Bond Fund, Class Y	1,006,683	10,027

Exchange-Traded Fund – 4.1%
iShares S&P GSCI Commodity-Indexed Trust (b)	127,302	5,487

Total Investment Companies (Cost $124,126)		134,652

Other Assets and Liabilities, Net – 0.7%		979

Total Net Assets – 100.0%		$135,631

(a)	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(b)	Fund paid no dividends during the twelve-month period ended August 31, 2007.

Strategy Growth Allocation Fund
DESCRIPTION	SHARES	VALUE

Investment Companies – 99.4%
Equity Funds (a) – 73.4%
First American Equity Income Fund, Class Y	287,792	$4,504
First American International Fund, Class Y	918,784	14,774
First American International Select Fund, Class Y	2,221,174	24,300
First American Large Cap Growth Opportunities Fund, Class Y	633,643	21,810
First American Large Cap Select Fund, Class Y	1,235,089	20,033
First American Large Cap Value Fund, Class Y	525,909	11,402
First American Mid Cap Growth Opportunities Fund, Class Y (b)	95,581	4,439
First American Mid Cap Value Fund, Class Y	127,332	3,411
First American Quantitative Large Cap Core Fund, Class Y (b)	448,163	11,437
First American Quantitative Large Cap Growth Fund, Class Y (b)	70,000	1,788
First American Quantitative Large Cap Value Fund, Class Y (b)	70,000	1,782
First American Real Estate Securities Fund, Class Y	211,906	4,844
First American Small Cap Select Fund, Class Y (b)	144,109	2,067
First American Small Cap Value Fund, Class Y	11,850	157

Total Equity Funds		126,748

Fixed Income Funds (a) – 22.9%
First American Inflation Protected Securities Fund, Class Y	201,097	1,941
First American Total Return Bond Fund, Class Y	3,765,705	37,506

Total Fixed Income Funds		39,447

Exchange-Traded Fund – 3.1%
iShares S&P GSCI Commodity-Indexed Trust (b)	124,917	5,384

Total Investment Companies
(Cost $153,290)		171,579

Short-Term Investment (a) – 0.1%
First American Prime Obligations Fund, Class Z (Cost $96)	95,963	96

Total Investments – 99.5% (Cost $153,386)		171,675

Other Assets and Liabilities, Net – 0.5%		884

Total Net Assets – 100.0%		$172,559

(a)	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(b)	Fund paid no dividends during the twelve-month period ended August 31, 2007.
The accompanying notes are an integral part of the financial statements.
18      First American Funds Annual Report 2007

Strategy Growth & Income Allocation Fund
DESCRIPTION	SHARES	VALUE

Investment Companies – 99.0%
Equity Funds (a) – 60.2%
First American Equity Income Fund, Class Y	600,937	$9,405
First American International Fund, Class Y	1,301,449	20,927
First American International Select Fund, Class Y	3,084,944	33,749
First American Large Cap Growth Opportunities Fund, Class Y	906,042	31,186
First American Large Cap Select Fund, Class Y	1,795,994	29,131
First American Large Cap Value Fund, Class Y	640,978	13,896
First American Mid Cap Growth Opportunities Fund, Class Y (b)	135,940	6,313
First American Mid Cap Value Fund, Class Y	224,266	6,008
First American Quantitative Large Cap Core Fund, Class Y (b)	744,000	18,987
First American Quantitative Large Cap Growth Fund, Class Y (b)	124,000	3,167
First American Quantitative Large Cap Value Fund, Class Y (b)	124,000	3,157
First American Real Estate Securities Fund, Class Y	262,391	5,998
First American Small Cap Select Fund, Class Y (b)	220,899	3,168
First American Small Cap Value Fund, Class Y	16,328	217

Total Equity Funds		185,309

Fixed Income Funds (a) – 36.7%
First American Inflation Protected Securities Fund, Class Y	680,109	6,563
First American Total Return Bond Fund, Class Y	10,693,935	106,512

Total Fixed Income Funds		113,075

Exchange-Traded Fund – 2.1%
iShares S&P GSCI Commodity-Indexed Trust (b)	150,568	6,489

Total Investment Companies (Cost $282,082)		304,873

Short-Term Investment (a) – 1.2%
First American Prime Obligations Fund, Class Z (Cost $3,762)	3,761,672	3,762

Total Investments – 100.2% (Cost $285,844)		308,635

Other Assets and Liabilities, Net – (0.2)%		(723)

Total Net Assets – 100.0%		$307,912

(a)	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to these funds. See note 3 in Notes to Financial Statements.

(b)	Fund paid no dividends during the twelve-month period ended August 31, 2007.

Strategy Income Allocation Fund
DESCRIPTION	SHARES	VALUE

Investment Companies – 98.3%
Equity Funds (a) – 30.7%
First American Equity Income Fund, Class Y	172,976	$2,707
First American International Fund, Class Y	164,408	2,644
First American International Select Fund, Class Y	351,301	3,843
First American Large Cap Growth Opportunities Fund, Class Y	99,916	3,439
First American Large Cap Select Fund, Class Y	186,217	3,021
First American Large Cap Value Fund, Class Y	38,336	831
First American Mid Cap Growth Opportunities Fund, Class Y (b)	12,214	567
First American Mid Cap Value Fund, Class Y	24,201	648
First American Quantitative Large Cap Core Fund, Class Y (b)	136,000	3,471
First American Quantitative Large Cap Growth Fund, Class Y (b)	30,000	766
First American Quantitative Large Cap Value Fund, Class Y (b)	30,000	764
First American Real Estate Securities Fund, Class Y	30,127	689
First American Small Cap Select Fund, Class Y (b)	11,443	164

Total Equity Funds		23,554

Fixed Income Funds (a) – 67.4%
First American Core Bond Fund, Class Y	1,555,294	16,968
First American Inflation Protected Securities Fund, Class Y	252,062	2,432
First American Total Return Bond Fund, Class Y	3,246,611	32,336

Total Fixed Income Funds		51,736

Exchange-Traded Fund – 0.2%
iShares S&P GSCI Commodity-Indexed Trust (b)	4,310	186

Total Investment Companies (Cost $71,520)		75,476

Short-Term Investment (a) – 1.3%
First American Prime Obligations Fund, Class Z (Cost $1,049)	1,048,569	1,049

Total Investments – 99.6% (Cost $72,569)		76,525

Other Assets and Liabilities, Net – 0.4%		276

Total Net Assets – 100.0%		$76,801

(a)	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(b)	Fund paid no dividends during the twelve-month period ended August 31, 2007.
First American Funds Annual Report 2007       19

Statements of  Assets and Liabilities August 31, 2007, all dollars and shares are rounded to thousands (000), except for per share data

	Strategy	Strategy	Strategy	Strategy
	Aggressive Growth	Growth	Growth & Income	Income
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund

Investments in affiliated funds, at cost	$118,781	$148,148	$279,518	$72,388
Investments in unaffiliated securities, at cost	5,345	5,238	6,326	181

ASSETS:
Investments in affiliated funds, at value (note 2)	$129,165	$166,291	$302,146	$76,339
Investments in unaffiliated securities, at value (note 2)	5,487	5,384	6,489	186
Cash	—	145	412	194
Receivable for dividends and interest	5	9	29	4
Receivable for investment securities sold	4,600	1,000	—	—
Receivable for capital shares sold	415	127	184	441
Receivable from advisor	19	16	—	27
Prepaid expenses and other assets	30	29	29	27

Total assets	139,721	173,001	309,289	77,218

LIABILITIES:
Bank overdraft	3,859	—	—	—
Payable for investment securities purchased	—	150	426	194
Payable for capital shares redeemed	169	222	865	168
Payable to affiliates (note 3)	18	18	24	17
Payable for distribution and shareholder servicing fees	19	28	40	13
Accrued expenses and liabilities	25	24	22	25

Total liabilities	4,090	442	1,377	417

Net assets	$135,631	$172,559	$307,912	$76,801

COMPOSITION OF NET ASSETS:
Portfolio capital	$134,676	$154,685	$274,936	$70,602
Undistributed (distributed in excess of) net investment income	(4)	43	1,332	580
Accumulated net realized gain (loss) on investments (note 2)	(9,567)	(458)	8,853	1,663
Net unrealized appreciation of investments	10,526	18,289	22,791	3,956

Net assets	$135,631	$172,559	$307,912	$76,801

Class A:
Net assets	$57,337	$67,433	$124,565	$30,580
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	4,247	5,241	10,391	2,607
Net asset value and redemption price per share	$13.50	$12.87	$11.99	$11.73
Maximum offering price per share (1)	$14.29	$13.62	$12.69	$12.41
Class B:
Net assets	$4,806	$9,765	$9,017	$4,131
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	364	770	760	354
Net asset value, offering price, and redemption price per share (2)	$13.19	$12.68	$11.87	$11.66
Class C:
Net assets	$3,828	$6,304	$6,910	$2,914
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	290	495	582	250
Net asset value, offering price, and redemption price per share (2)	$13.20	$12.73	$11.88	$11.68
Class R:
Net assets	$725	$716	$801	$706
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	54	56	67	60
Net asset value, offering price, and redemption price per share	$13.42	$12.80	$11.91	$11.71
Class Y:
Net assets	$68,935	$88,341	$166,619	$38,470
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	5,103	6,857	13,928	3,279
Net asset value, offering price, and redemption price per share	$13.51	$12.88	$11.96	$11.73

(1)	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(2)	Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.
20      First American Funds Annual Report 2007

Statements of  Operations For the year ended August 31, 2007, all dollars are rounded to thousands (000)

	Strategy	Strategy	Strategy	Strategy
	Aggressive Growth	Growth	Growth & Income	Income
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund

INVESTMENT INCOME:
Income distributions received from underlying affiliated funds	$2,314	$3,638	$7,871	$2,749

Total investment income	2,314	3,638	7,871	2,749

EXPENSES (note 3):
Investment advisory fees	152	190	335	89
Administration fees	34	40	62	29
Transfer agent fees	134	143	129	120
Custodian fees	7	9	16	6
Professional fees	41	41	41	41
Registration fees	64	65	66	63
Postage and printing fees	19	22	35	13
Directors’ fees	25	25	26	25
Other expenses	20	20	20	19
Distribution and shareholder servicing fees – Class A	151	169	318	77
Distribution and shareholder servicing fees – Class B	40	86	81	40
Distribution and shareholder servicing fees – Class C	33	59	64	26
Distribution and shareholder servicing fees – Class R	2	3	2	3

Total expenses	722	872	1,195	551

Less: Fee waivers (note 3)	(290)	(301)	(278)	(290)
Less: Indirect payments from custodian (note 3)	—	—	—	—

Total net expenses	432	571	917	261

Investment income – net	1,882	3,067	6,954	2,488

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS – NET (note 5):
Capital gain distributions received from underlying affiliated funds	3,528	3,628	3,173	655
Net realized gain on investments in affiliated funds	14,036	7,468	26,263	2,648
Net realized gain on investments in unaffiliated securities	53	30	71	6
Net change in unrealized appreciation or depreciation of investments	(445)	6,774	(3,734)	282

Net gain on investments	17,172	17,900	25,773	3,591

Net increase in net assets resulting from operations	$19,054	$20,967	$32,727	$6,079

First American Funds Annual Report 2007       21

Statements of  Changes in Net Assets all dollars are rounded to thousands (000)

	Strategy		Strategy		Strategy		Strategy
	Aggressive Growth		Growth		Growth & Income		Income
	Allocation Fund		Allocation Fund		Allocation Fund		Allocation Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	8/31/07	8/31/06	8/31/07	8/31/06	8/31/07	8/31/06	8/31/07	8/31/06

OPERATIONS:
Investment income – net	$1,882	$1,759	$3,067	$2,941	$6,954	$6,476	$2,488	$3,425
Capital gain distributions received from underlying affiliated funds	3,528	1,897	3,628	1,839	3,173	3,619	655	266
Net realized gain on investments in affiliated funds	14,036	7,074	7,468	9,023	26,263	9,131	2,648	1,177
Net realized gain on investments in unaffiliated securities	53	—	30	—	71	—	6	—
Net change in unrealized appreciation or depreciation of investments	(445)	687	6,774	(617)	(3,734)	1,586	282	(224)

Net increase in net assets resulting from operations	19,054	11,417	20,967	13,186	32,727	20,812	6,079	4,644

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(1,204)	(847)	(1,301)	(1,289)	(2,672)	(3,157)	(901)	(1,074)
Class B	(65)	(26)	(130)	(61)	(125)	(87)	(88)	(86)
Class C	(54)	(22)	(86)	(50)	(102)	(68)	(55)	(48)
Class R	(7)	—	(7)	(2)	(6)	(1)	(15)	(2)
Class Y	(1,343)	(846)	(1,735)	(1,469)	(3,444)	(3,034)	(1,352)	(2,162)
Net realized gain on investments:
Class A	—	—	—	—	—	—	(567)	—
Class B	—	—	—	—	—	—	(71)	—
Class C	—	—	—	—	—	—	(44)	—
Class R	—	—	—	—	—	—	(10)	—
Class Y	—	—	—	—	—	—	(631)	—

Total distributions	(2,673)	(1,741)	(3,259)	(2,871)	(6,349)	(6,347)	(3,734)	(3,372)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	14,627	18,843	19,292	19,898	25,710	25,021	8,482	10,470
Reinvestment of distributions	1,171	838	1,286	1,278	2,609	3,126	1,385	1,030
Payments for redemptions	(27,527)	(17,457)	(27,660)	(26,391)	(40,712)	(46,942)	(10,402)	(12,759)

Increase (decrease) in net assets from Class A transactions	(11,729)	2,224	(7,082)	(5,215)	(12,393)	(18,795)	(535)	(1,259)

Class B:
Proceeds from sales	1,702	1,403	2,601	2,954	2,798	2,973	938	993
Reinvestment of distributions	65	26	128	60	121	86	143	76
Payments for redemptions	(586)	(400)	(895)	(505)	(1,385)	(742)	(683)	(403)

Increase in net assets from Class B transactions	1,181	1,029	1,834	2,509	1,534	2,317	398	666

Class C:
Proceeds from sales	1,365	1,338	1,897	1,419	2,375	2,374	1,108	1,091
Reinvestment of distributions	50	22	84	50	78	54	90	45
Payments for redemptions	(685)	(301)	(1,309)	(701)	(1,528)	(772)	(529)	(432)

Increase in net assets from Class C transactions	730	1,059	672	768	925	1,656	669	704

Class R:
Proceeds from sales	527	260	669	214	718	133	514	544
Reinvestment of distributions	7	—	7	1	5	1	25	2
Payments for redemptions	(117)	(5)	(205)	(120)	(106)	(11)	(92)	(311)

Increase in net assets from Class R transactions	417	255	471	95	617	123	447	235

Class Y:
Proceeds from sales	19,454	22,957	16,989	26,879	42,452	43,216	9,902	11,508
Reinvestment of distributions	1,179	756	1,555	1,365	3,176	2,866	1,687	2,010
Payments for redemptions	(18,305)	(11,330)	(19,532)	(13,610)	(31,001)	(18,760)	(35,419)	(8,644)

Increase (decrease) in net assets from Class Y transactions	2,328	12,383	(988)	14,634	14,627	27,322	(23,830)	4,874

Increase (decrease) in net assets from capital share transactions	(7,073)	16,950	(5,093)	12,791	5,310	12,623	(22,851)	5,220

Total increase (decrease) in net assets	9,308	26,626	12,615	23,106	31,688	27,088	(20,506)	6,492
Net assets at beginning of year	126,323	99,697	159,944	136,838	276,224	249,136	97,307	90,815

Net assets at end of year	$135,631	$126,323	$172,559	$159,944	$307,912	$276,224	$76,801	$97,307

Undistributed (distributed in excess of) net investment income at end of year	$(4)	$47	$43	$235	$1,332	$727	$580	$503

The accompanying notes are an integral part of the financial statements.
22      First American Funds Annual Report 2007

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Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions	Distributions			Net Asset
	Value	Net	Gains	from Net	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Realized	from Return of		End of
	of Period	Income (loss)	Investments	Income	Gains	Capital		Period

Strategy Growth Allocation Fund (1)
Class A
2007 (2)	$11.92	$0.17	$1.66	$(0.25)	$—	$—		$13.50
2006 (2)	10.92	0.17	1.00	(0.17)	—	—		11.92
2005 (3)	9.58	0.15	1.33	(0.14)	—	—		10.92
2004 (4)	8.49	0.08	1.08	(0.07)	—	—	(6)	9.58
2003 (4)	7.01	0.05	1.48	(0.05)	—	—		8.49
2002 (4)	8.59	0.07	(1.34)	(0.07)	(0.24)	—		7.01
Class B
2007 (2)	$11.71	$0.06	$1.64	$(0.22)	$—	$—		$13.19
2006 (2)	10.78	0.06	1.00	(0.13)	—	—		11.71
2005 (3)	9.49	0.07	1.33	(0.11)	—	—		10.78
2004 (4)	8.45	(0.01)	1.10	(0.05)	—	—	(6)	9.49
2003 (4)	7.00	(0.01)	1.47	(0.01)	—	—		8.45
2002 (4)	8.59	—	(1.34)	(0.01)	(0.24)	—		7.00
Class C
2007 (2)	$11.72	$0.06	$1.63	$(0.21)	$—	$—		$13.20
2006 (2)	10.78	0.07	1.00	(0.13)	—	—		11.72
2005 (3)	9.49	0.07	1.33	(0.11)	—	—		10.78
2004 (4)	8.45	—	1.09	(0.05)	—	—	(6)	9.49
2003 (4)	7.01	(0.01)	1.46	(0.01)	—	—		8.45
2002 (4)	8.59	—	(1.33)	(0.01)	(0.24)	—		7.01
Class R
2007 (2)	$11.87	$0.10	$1.69	$(0.24)	$—	$—		$13.42
2006 (2)	10.89	0.03	1.11	(0.16)	—	—		11.87
2005 (3)	9.56	0.07	1.39	(0.13)	—	—		10.89
2004 (4)(5)	8.47	0.11	1.05	(0.07)	—	—	(6)	9.56
2003 (4)	7.00	0.05	1.47	(0.05)	—	—		8.47
2002 (4)	8.59	0.06	(1.34)	(0.07)	(0.24)	—		7.00
Class Y
2007 (2)	$11.92	$0.20	$1.65	$(0.26)	$—	$—		$13.51
2006 (2)	10.92	0.19	1.00	(0.19)	—	—		11.92
2005 (3)	9.57	0.17	1.34	(0.16)	—	—		10.92
2004 (4)	8.48	0.10	1.09	(0.10)	—	—	(6)	9.57
2003 (4)	7.01	0.06	1.47	(0.06)	—	—		8.48
2002 (4)	8.59	0.08	(1.32)	(0.10)	(0.24)	—		7.01

Strategy Growth Allocation Fund (1)
Class A
2007 (2)	$11.57	$0.22	$1.32	$(0.24)	$—	$—		$12.87
2006 (2)	10.79	0.21	0.78	(0.21)	—	—		11.57
2005 (3)	9.64	0.16	1.14	(0.15)	—	—		10.79
2004 (4)	8.72	0.13	0.92	(0.13)	—	—	(6)	9.64
2003 (4)	7.42	0.11	1.30	(0.11)	—	—		8.72
2002 (4)	9.01	0.14	(1.22)	(0.15)	(0.36)	—		7.42
Class B
2007 (2)	$11.46	$0.12	$1.30	$(0.20)	$—	$—		$12.68
2006 (2)	10.69	0.11	0.79	(0.13)	—	—		11.46
2005 (3)	9.57	0.08	1.14	(0.10)	—	—		10.69
2004 (4)	8.69	0.04	0.93	(0.09)	—	—	(6)	9.57
2003 (4)	7.40	0.05	1.29	(0.05)	—	—		8.69
2002 (4)	9.01	0.07	(1.21)	(0.11)	(0.36)	—		7.40
Class C
2007 (2)	$11.49	$0.12	$1.32	$(0.20)	$—	$—		$12.73
2006 (2)	10.73	0.12	0.77	(0.13)	—	—		11.49
2005 (3)	9.59	0.09	1.15	(0.10)	—	—		10.73
2004 (4)	8.71	0.05	0.92	(0.09)	—	—	(6)	9.59
2003 (4)	7.41	0.05	1.30	(0.05)	—	—		8.71
2002 (4)	9.00	0.07	(1.21)	(0.09)	(0.36)	—		7.41
Class R
2007 (2)	$11.53	$0.15	$1.35	$(0.23)	$—	$—		$12.80
2006 (2)	10.76	0.18	0.77	(0.18)	—	—		11.53
2005 (3)	9.61	0.13	1.15	(0.13)	—	—		10.76
2004 (4)(5)	8.69	0.14	0.90	(0.12)	—	—	(6)	9.61
2003 (4)	7.41	0.11	1.28	(0.11)	—	—		8.69
2002 (4)	9.01	0.14	(1.23)	(0.15)	(0.36)	—		7.41
Class Y
2007 (2)	$11.58	$0.25	$1.30	$(0.25)	$—	$—		$12.88
2006 (2)	10.79	0.24	0.79	(0.24)	—	—		11.58
2005 (3)	9.64	0.18	1.14	(0.17)	—	—		10.79
2004 (4)	8.71	0.15	0.92	(0.14)	—	—	(6)	9.64
2003 (4)	7.41	0.12	1.30	(0.12)	—	—		8.71
2002 (4)	9.00	0.15	(1.21)	(0.17)	(0.36)	—		7.41

(1)	Per share data calculated using average share method.
(2)	For the year ended August 31.
(3)	For the eleven-month period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year-end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return and portfolio turnover.
(4)	For the year ended September 30.
(5)	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.
(6)	Includes a tax return of capital of less than $0.01.
(7)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(8)	Expense ratios do not include expenses of the underlying funds.
The accompanying notes are an integral part of the financial statements.
24      First American Funds Annual Report 2007

				Ratio of	Ratio of Net
			Ratio of Net	Expenses to	Investment
		Ratio of	Investment	Average	Income (Loss)
	Net Assets	Expenses to	Income (Loss)	Net Assets	to Average Net	Portfolio
Total	End of	Average	to Average	(Excluding	Assets (Exclud-	Turnover
Return (7)	Period (000)	Net Assets(8)	Net Assets	Waivers) (8)	ing Waivers)	Rate

15.51%	$57,337	0.40%	1.34%	0.62%	1.12%	50%
10.77	61,645	0.40	1.44	0.97	0.87	18
15.53	54,452	0.40	1.55	0.94	1.01	35
13.72	58,200	0.40	0.83	0.91	0.32	12
21.83	59,895	0.40	0.60	0.92	0.08	20
(15.58)	57,711	0.40	0.73	0.95	0.18	18
14.60%	$4,806	1.15%	0.51%	1.36%	0.30%	50%
9.89	3,196	1.15	0.57	1.72	0.00	18
14.79	1,979	1.15	0.69	1.69	0.15	35
12.89	1,421	1.15	(0.09)	1.66	(0.60)	12
20.91	651	1.15	(0.15)	1.66	(0.66)	20
(16.22)	251	1.15	(0.04)	1.70	(0.59)	18
14.58%	$3,828	1.15%	0.51%	1.36%	0.30%	50%
9.99	2,709	1.15	0.62	1.72	0.05	18
14.79	1,499	1.15	0.73	1.69	0.19	35
12.88	1,054	1.15	0.01	1.66	(0.50)	12
20.74	798	1.15	(0.15)	1.66	(0.66)	20
(16.11)	282	1.15	(0.02)	1.70	(0.59)	18
15.21%	$725	0.65%	0.79%	0.86%	0.58%	50%
10.54	258	0.65	0.27	1.37	(0.45)	18
15.33	5	0.65	0.67	1.34	(0.02)	35
13.70	1	0.40	1.13	0.91	0.62	12
21.73	990	0.40	0.61	0.92	0.09	20
(15.65)	772	0.40	0.76	0.95	0.21	18
15.74%	$68,935	0.15%	1.51%	0.36%	1.30%	50%
11.05	58,515	0.15	1.67	0.72	1.10	18
15.87	41,762	0.15	1.74	0.69	1.20	35
14.02	27,790	0.15	1.08	0.66	0.57	12
21.99	29,581	0.15	0.86	0.67	0.34	20
(15.36)	21,009	0.15	0.97	0.70	0.42	18

13.45%	$67,433	0.40%	1.76%	0.58%	1.58%	58%
9.25	67,477	0.40	1.90	0.94	1.36	19
13.56	67,968	0.40	1.72	0.92	1.20	34
12.03	71,246	0.40	1.33	0.89	0.84	12
19.06	74,969	0.40	1.30	0.90	0.80	23
(13.04)	75,893	0.40	1.56	0.88	1.08	22
12.47%	$9,765	1.15%	0.95%	1.33%	0.77%	58%
8.50	7,103	1.15	1.02	1.69	0.48	19
12.78	4,225	1.15	0.88	1.67	0.36	34
11.17	2,692	1.15	0.41	1.64	(0.08)	12
18.18	767	1.15	0.49	1.64	—	23
(13.65)	182	1.15	0.85	1.63	0.37	22
12.61%	$6,304	1.15%	0.94%	1.33%	0.76%	58%
8.35	5,049	1.15	1.10	1.69	0.56	19
12.94	3,976	1.15	0.91	1.67	0.39	34
11.12	3,130	1.15	0.56	1.64	0.07	12
18.24	3,206	1.15	0.55	1.65	0.05	23
(13.59)	2,100	1.15	0.84	1.63	0.36	22
13.15%	$716	0.65%	1.21%	0.83%	1.03%	58%
8.94	197	0.65	1.64	1.34	0.95	19
13.41	93	0.65	1.42	1.32	0.75	34
12.03	57	0.40	1.42	0.89	0.93	12
18.83	2,525	0.40	1.33	0.90	0.83	23
(13.10)	643	0.40	1.67	0.88	1.19	22
13.58%	$88,341	0.15%	1.99%	0.33%	1.81%	58%
9.62	80,118	0.15	2.11	0.69	1.57	19
13.78	60,576	0.15	1.94	0.67	1.42	34
12.34	44,575	0.15	1.57	0.64	1.08	12
19.38	41,089	0.15	1.56	0.65	1.06	23
(12.84)	24,641	0.15	1.73	0.63	1.25	22

First American Funds Annual Report 2007       25

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions	Distributions			Net Asset
	Value	Net	Gains	from Net	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Realized	from Return of		End of
	of Period	Income	Investments	Income	Gains	Capital		Period

Strategy Growth & Income Allocation Fund (1)
Class A
2007 (2)	$10.96	$0.26	$1.00	$(0.23)	$—	$—		$11.99
2006 (2)	10.37	0.26	0.58	(0.25)	—	—		10.96
2005 (3)	9.44	0.19	0.91	(0.17)	—	—		10.37
2004 (4)	8.73	0.17	0.71	(0.17)	—	—	(6)	9.44
2003 (4)	7.67	0.16	1.06	(0.16)	—	—		8.73
2002 (4)	9.02	0.21	(1.03)	(0.22)	(0.31)	—		7.67
Class B
2007 (2)	$10.89	$0.17	$0.99	$(0.18)	$—	$—		$11.87
2006 (2)	10.31	0.17	0.59	(0.18)	—	—		10.89
2005 (3)	9.40	0.12	0.90	(0.11)	—	—		10.31
2004 (4)	8.70	0.09	0.71	(0.10)	—	—	(6)	9.40
2003 (4)	7.65	0.11	1.05	(0.11)	—	—		8.70
2002 (4)	9.02	0.14	(1.00)	(0.20)	(0.31)	—		7.65
Class C
2007 (2)	$10.90	$0.17	$1.00	$(0.19)	$—	$—		$11.88
2006 (2)	10.32	0.17	0.59	(0.18)	—	—		10.90
2005 (3)	9.41	0.12	0.90	(0.11)	—	—		10.32
2004 (4)	8.70	0.09	0.72	(0.10)	—	—	(6)	9.41
2003 (4)	7.64	0.11	1.06	(0.11)	—	—		8.70
2002 (4)	9.02	0.14	(1.02)	(0.19)	(0.31)	—		7.64
Class R
2007 (2)	$10.91	$0.20	$1.02	$(0.22)	$—	$—		$11.91
2006 (2)	10.33	0.19	0.63	(0.24)	—	—		10.91
2005 (3)	9.41	0.12	0.96	(0.16)	—	—		10.33
2004 (4)(5)	8.70	0.18	0.68	(0.15)	—	—	(6)	9.41
2003 (4)	7.64	0.17	1.06	(0.17)	—	—		8.70
2002 (4)	9.02	0.21	(1.03)	(0.25)	(0.31)	—		7.64
Class Y
2007 (2)	$10.94	$0.28	$1.00	$(0.26)	$—	$—		$11.96
2006 (2)	10.36	0.28	0.58	(0.28)	—	—		10.94
2005 (3)	9.42	0.21	0.91	(0.18)	—	—		10.36
2004 (4)	8.71	0.19	0.71	(0.19)	—	—	(6)	9.42
2003 (4)	7.65	0.18	1.06	(0.18)	—	—		8.71
2002 (4)	9.02	0.22	(1.02)	(0.26)	(0.31)	—		7.65

Strategy Income Allocation Fund (1)
Class A
2007 (2)	$11.40	$0.37	$0.51	$(0.34)	$(0.21)	$—		$11.73
2006 (2)	11.25	0.40	0.14	(0.39)	—	—		11.40
2005 (3)	10.67	0.28	0.53	(0.23)	—	—		11.25
2004 (4)	10.29	0.31	0.38	(0.31)	—	—	(6)	10.67
2003 (4)	9.47	0.33	0.82	(0.33)	—	—		10.29
2002 (4)	10.20	0.41	(0.69)	(0.44)	—	(0.01)		9.47
Class B
2007 (2)	$11.34	$0.28	$0.51	$(0.26)	$(0.21)	$—		$11.66
2006 (2)	11.20	0.31	0.14	(0.31)	—	—		11.34
2005 (3)	10.63	0.21	0.53	(0.17)	—	—		11.20
2004 (4)	10.26	0.24	0.37	(0.24)	—	—	(6)	10.63
2003 (4)	9.45	0.26	0.81	(0.26)	—	—		10.26
2002 (4)	10.19	0.35	(0.71)	(0.37)	—	(0.01)		9.45
Class C
2007 (2)	$11.36	$0.28	$0.51	$(0.26)	$(0.21)	$—		$11.68
2006 (2)	11.22	0.31	0.15	(0.32)	—	—		11.36
2005 (3)	10.66	0.21	0.52	(0.17)	—	—		11.22
2004 (4)	10.28	0.23	0.38	(0.23)	—	—	(6)	10.66
2003 (4)	9.46	0.26	0.82	(0.26)	—	—		10.28
2002 (4)	10.19	0.33	(0.68)	(0.37)	—	(0.01)		9.46
Class R
2007 (2)	$11.39	$0.34	$0.51	$(0.32)	$(0.21)	$—		$11.71
2006 (2)	11.25	0.29	0.22	(0.37)	—	—		11.39
2005 (3)	10.69	0.26	0.52	(0.22)	—	—		11.25
2004 (4)(5)	10.29	0.31	0.37	(0.28)	—	—	(6)	10.69
2003 (4)	9.47	0.33	0.82	(0.33)	—	—		10.29
2002 (4)	10.19	0.41	(0.69)	(0.43)	—	(0.01)		9.47
Class Y
2007 (2)	$11.40	$0.39	$0.52	$(0.37)	$(0.21)	$—		$11.73
2006 (2)	11.25	0.42	0.15	(0.42)	—	—		11.40
2005 (3)	10.67	0.31	0.52	(0.25)	—	—		11.25
2004 (4)	10.29	0.34	0.38	(0.34)	—	—	(6)	10.67
2003 (4)	9.47	0.35	0.82	(0.35)	—	—		10.29
2002 (4)	10.19	0.44	(0.70)	(0.45)	—	(0.01)		9.47

(1)	Per share data calculated using average share method.
(2)	For the year ended August 31.
(3)	For the eleven-month period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year-end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return and portfolio turnover.
(4)	For the year ended September 30.
(5)	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.
(6)	Includes a tax return of capital of less than $0.01.
(7)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(8)	Expense ratios do not include expenses of the underlying funds.
The accompanying notes are an integral part of the financial statements.
26      First American Funds Annual Report 2007

				Ratio of	Ratio of Net
			Ratio of Net	Expenses to	Investment
		Ratio of	Investment	Average	Income
	Net Assets	Expenses to	Income	Net Asset	to Average Net	Portfolio
Total	End of	Average	to Average	(Excluding	Assets (Exclud-	Turnover
Return (7)	Period (000)	Net Assets(8)	Net Assets	Waivers) (8)	ing Waivers)	Rate

11.66%	$124,565	0.40%	2.26%	0.49%	2.17%	64%
8.21	125,595	0.40	2.43	0.90	1.93	17
11.68	137,084	0.40	2.07	0.90	1.57	29
10.09	135,413	0.40	1.80	0.89	1.31	12
16.12	153,238	0.40	2.01	0.89	1.52	19
(9.91)	131,338	0.40	2.36	0.83	1.93	20
10.80%	$9,017	1.15%	1.44%	1.24%	1.35%	64%
7.42	6,819	1.15	1.57	1.65	1.07	17
10.93	4,206	1.15	1.26	1.65	0.76	29
9.23	2,739	1.15	1.00	1.64	0.51	12
15.25	1,114	1.15	1.20	1.63	0.72	19
(10.43)	287	1.15	1.64	1.58	1.21	20
10.80%	$6,910	1.15%	1.46%	1.24%	1.37%	64%
7.39	5,454	1.15	1.56	1.65	1.06	17
10.89	3,576	1.15	1.30	1.65	0.80	29
9.28	3,342	1.15	1.01	1.64	0.52	12
15.35	3,306	1.15	1.24	1.63	0.76	19
(10.57)	2,395	1.15	1.63	1.58	1.20	20
11.27%	$801	0.65%	1.69%	0.74%	1.60%	64%
8.00	148	0.65	1.76	1.30	1.11	17
11.52	22	0.65	1.31	1.30	0.66	29
9.93	1	0.40	1.91	0.89	1.42	12
16.20	4,760	0.40	1.92	0.88	1.44	19
(10.00)	1,007	0.40	2.62	0.83	2.19	20
11.87%	$166,619	0.15%	2.44%	0.24%	2.35%	64%
8.40	138,208	0.15	2.58	0.65	2.08	17
12.02	104,248	0.15	2.33	0.65	1.83	29
10.39	95,664	0.15	2.05	0.64	1.56	12
16.44	90,294	0.15	2.24	0.63	1.76	19
(9.73)	39,740	0.15	2.58	0.58	2.15	20

7.89%	$30,580	0.40%	3.20%	0.77%	2.83%	71%
4.97	30,250	0.40	3.56	1.00	2.96	23
7.65	31,158	0.40	2.81	0.95	2.26	33
6.75	28,997	0.40	2.92	0.91	2.41	17
12.31	32,254	0.40	3.31	0.94	2.77	20
(2.98)	34,725	0.40	4.08	1.04	3.44	23
7.07%	$4,131	1.15%	2.44%	1.52%	2.07%	71%
4.14	3,624	1.15	2.80	1.75	2.20	23
6.99	2,910	1.15	2.04	1.70	1.49	33
5.94	2,545	1.15	2.23	1.66	1.72	17
11.46	857	1.15	2.50	1.68	1.97	20
(3.66)	312	1.15	3.44	1.79	2.80	23
7.05%	$2,914	1.15%	2.43%	1.52%	2.06%	71%
4.17	2,175	1.15	2.74	1.75	2.14	23
6.86	1,445	1.15	2.04	1.70	1.49	33
5.95	1,388	1.15	2.14	1.66	1.63	17
11.55	1,558	1.15	2.51	1.68	1.98	20
(3.58)	555	1.15	3.24	1.79	2.60	23
7.63%	$706	0.65%	2.91%	1.02%	2.54%	71%
4.67	250	0.65	2.58	1.40	1.83	23
7.35	9	0.65	2.60	1.35	1.90	33
6.64	1	0.40	2.95	0.91	2.44	17
12.31	1,028	0.40	3.31	0.94	2.77	20
(2.84)	714	0.40	4.26	1.04	3.62	23
8.17%	$38,470	0.15%	3.37%	0.52%	3.00%	71%
5.23	61,008	0.15	3.79	0.75	3.19	23
7.85	55,293	0.15	3.06	0.70	2.51	33
7.02	49,192	0.15	3.17	0.66	2.66	17
12.58	23,678	0.15	3.60	0.69	3.06	20
(2.65)	7,828	0.15	4.38	0.79	3.74	23

First American Funds Annual Report 2007       27

Notes to  Financial Statements  August 31, 2007, all dollars and shares are rounded to thousands (000)

1 >	Organization

The Strategy Aggressive Growth Allocation Fund, Strategy Growth Allocation Fund, Strategy Growth & Income Allocation Fund, and Strategy Income Allocation Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Strategy Funds, Inc. (“FASF”), which is a member of the First American Family of Funds. FASF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The funds invest primarily in First American Funds, Inc. (“FAF”) and First American Investment Funds, Inc. (“FAIF”) in a “fund of funds” structure. FASF’s articles of incorporation permit the board of directors to create additional funds and classes in the future.

FASF offers Class A, Class B, Class C, Class R, and Class Y shares. Prior to July 1, 2004 Class R shares were named Class S shares. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months, and will not convert to Class A shares. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts.

The funds’ prospectuses provide descriptions of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares in a fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’ servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Investments in open-end mutual funds are valued at their respective net asset values on the valuation date. Security valuations for the funds’ investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the funds’ board of directors. Investments in securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price. If the last trade is below bid, the bid will be the closing price. Other securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the funds’ board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration or any restrictions on disposition (trading in similar securities of the same issuer or comparable companies); information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. As of August 31, 2007, the funds held no fair valued securities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Income and capital gain distributions from underlying funds are recorded on the ex-dividend date. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared and paid quarterly in cash or are reinvested in additional shares of the fund at net asset value. Any net realized capital gains on sales of a fund’s securities and any capital gain distributions received from the underlying funds are distributed to shareholders at least annually.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income or excise taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred from wash sales. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise.

On the Statement of Assets and Liabilities, the following reclassifications were made:

	Accumulated	Undistributed
	Net Realized	Net Investment	Portfolio
Fund	Loss	Income	Capital

Strategy Aggressive Growth Allocation Fund	2	740	(742)

28      First American Funds Annual Report 2007

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period or year that the income or realized gains (losses) were recorded by the fund. The distributions paid during the fiscal year ended August 31, 2007, and the fiscal year ended August 31, 2006, were as follows:

	2007

	Ordinary	Long Term
Fund	Income	Gain	Total

Strategy Aggressive Growth Allocation Fund	$2,673	$—	$2,673
Strategy Growth Allocation Fund	3,259	—	3,259
Strategy Growth & Income Allocation Fund	6,349	—	6,349
Strategy Income Allocation Fund	2,595	1,139	3,734

	2006

	Ordinary	Long Term
Fund	Income	Gain	Total

Strategy Aggressive Growth Allocation Fund	$1,741	$—	$1,741
Strategy Growth Allocation Fund	2,871	—	2,871
Strategy Growth & Income Allocation Fund	6,347	—	6,347
Strategy Income Allocation Fund	3,372	—	3,372

As of August 31, 2007, components of accumulated earnings on a tax-basis were as follows:

			Accumulated
	Undistributed	Undistributed	Capital and		Total
	Ordinary	Long Term	Post-October	Unrealized	Accumulated
	Income	Capital Gains	Losses	Appreciation	Earnings

Strategy Aggressive Growth Allocation Fund	$—	$—	$(8,890)	$9,849	$959
Strategy Growth Allocation Fund	47	1,827	—	16,003	17,877
Strategy Growth & Income Allocation Fund	1,336	13,119	—	18,525	32,980
Strategy Income Allocation Fund	636	2,348	—	3,219	6,203

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are primarily due to the tax deferral of losses on wash sales.

As of August 31, 2007, Strategy Aggressive Growth Allocation Fund had a capital loss carryforward of $8,890 which, if not offset by subsequent capital gains, will expire in 2012.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses of the funds are allocated to the funds on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds or a combination of both methods. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the Securities and Exchange Commission, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the fiscal year ended August 31, 2007.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, preselected by each Director. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.
First American Funds Annual Report 2007       29

Notes to  Financial Statements  continued

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors, Inc. (“FAF Advisors”) manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee equal, on an annual basis, to 0.10% of the funds’ average daily net assets. Prior to October 1, 2006, such fees were equal, on an annual basis, to 0.25% of the fund’s average daily net assets. FAF Advisors has agreed to waive fees and reimburse other fund expenses at least through June 30, 2008, so that total fund operating expenses, as a percentage of average daily net assets, do not exceed 0.40% for Class A shares, 1.15% for Class B shares, 1.15% for Class C shares, 0.65% for Class R Shares, and 0.15% for Class Y shares.

ADMINISTRATION FEES – FAF Advisors serves as the funds’ administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank National Association (“U.S. Bank”). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Effective October 1, 2006, the administration agreement was amended to provide that FAF Advisors will not charge the funds a fee for the provision of administration services. The funds reimburse the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

Prior to October 1, 2006, FAF Advisors was compensated to provide, or compensated other entities to provide, services to the funds. These services included various legal, oversight, administrative, and accounting services. The funds paid FAF Advisors administration fees, which were calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.25% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds up to $8 billion, 0.235% on the next $17 billion of the aggregate average daily net assets, 0.22% on the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator were paid from the administration fee. In addition to these fees, the funds reimbursed FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FASF. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based on upon the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement with FASF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expense. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which increases the fund’s custodian expenses.

For the fiscal year ended August 31, 2007, custodian fees were increased as a result of overdrafts, and decreased as a result of interest earned as follows:

Fund	Increased	Decreased

Strategy Aggressive Growth Allocation Fund	$—	$—
Strategy Growth Allocation Fund	1	—
Strategy Growth & Income Allocation Fund	1	—
Strategy Income Allocation Fund	2	—

DISTRIBUTION AND SHAREHOLDER SERVICING (12B-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as the fund’s distributor pursuant to a distribution agreement with FASF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each of the funds pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, and 0.50% of each fund’s average daily net assets attributable to Class A shares, Class B shares, Class C shares, and Class R shares, respectively. No distribution or shareholder servicing fees are paid by Class Y shares. These fees may be used by Quasar to provide compensation for sales support and distribution activities for each class of the funds. In addition, for Class B, Class C, and Class R shares, a portion of these fees may be used to provide compensation for shareholder servicing activities.

Prior to October 1, 2006, FAF Advisors also provided shareholder services pursuant to a shareholder servicing plan and agreement with FASF with respect to the funds’ Class R shares. Under the shareholder servicing plan and agreement, each fund was required to pay FAF Advisors a monthly shareholder servicing fee equal to an annual rate of 0.15% of each fund’s average daily net assets attributable to Class R shares. FAF Advisors waived all fees under this plan and agreement. This agreement was terminated in September 2006.

Under these distribution and shareholder servicing agreements, the following amounts were retained by
30      First American Funds Annual Report 2007

affiliates of FAF Advisors for the fiscal year ended August 31, 2007:

Fund	Amount

Strategy Aggressive Growth Allocation Fund	$139
Strategy Growth Allocation Fund	179
Strategy Growth & Income Allocation Fund	340
Strategy Income Allocation Fund	90

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. In addition to each fund’s direct expenses as described above, fund shareholders also bear a proportionate share of the underlying funds’ expenses. For the fiscal year ended August 31, 2007, legal fees and expenses of $16 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

Contingent Deferred
Sales Charge as a
Percentage of Dollar
Year Since Purchase	Amount Subject to Charge

First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 12 months.

The CDSC for Class B and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

For the fiscal year ended August 31, 2007, total CDSCs retained by affiliates of FAF Advisors for distributing the funds’ shares were as follows:

Fund	Amount

Strategy Aggressive Growth Allocation Fund	$254
Strategy Growth Allocation Fund	481
Strategy Growth & Income Allocation Fund	585
Strategy Income Allocation Fund	158

4 >	Capital Share Transactions

FASF has 10 trillion shares of $0.01 par value capital stock authorized. Capital share transactions for the funds were as follows:

	Strategy		Strategy		Strategy		Strategy
	Aggressive Growth		Growth		Growth & Income		Income
	Allocation Fund		Allocation Fund		Allocation Fund		Allocation Fund

	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	8/31/07	8/31/06	8/31/07	8/31/06	8/31/07	8/31/06	8/31/07	8/31/06

Class A:
Shares issued	1,138	1,629	1,558	1,763	2,219	2,345	732	935
Shares issued in lieu of cash distributions	94	73	107	114	231	296	120	93
Shares redeemed	(2,155)	(1,517)	(2,254)	(2,345)	(3,515)	(4,398)	(899)	(1,144)

Total Class A transactions	(923)	185	(589)	(468)	(1,065)	(1,757)	(47)	(116)

Class B:
Shares issued	132	122	212	264	243	280	81	90
Shares issued in lieu of cash distributions	5	2	11	6	11	8	12	7
Shares redeemed	(46)	(35)	(73)	(45)	(120)	(70)	(59)	(36)

Total Class B transactions	91	89	150	225	134	218	34	61

Class C:
Shares issued	107	117	154	127	207	222	96	97
Shares issued in lieu of cash distributions	4	2	7	4	7	5	8	4
Shares redeemed	(52)	(27)	(105)	(63)	(132)	(73)	(46)	(38)

Total Class C transactions	59	92	56	68	82	154	58	63

Class R:
Shares issued	41	22	55	19	62	12	44	48
Shares issued in lieu of cash distributions	—	—	—	—	1	—	2	—
Shares redeemed	(9)	—	(16)	(11)	(9)	(1)	(8)	(27)

Total Class R transactions	32	22	39	8	54	11	38	21

Class Y:
Shares issued	1,499	1,995	1,375	2,391	3,673	4,052	853	1,027
Shares issued in lieu of cash distributions	95	67	130	123	282	272	147	180
Shares redeemed	(1,402)	(976)	(1,570)	(1,204)	(2,658)	(1,760)	(3,072)	(770)

Total Class Y transactions	192	1,086	(65)	1,310	1,297	2,564	(2,072)	437

Net increase (decrease) in capital shares	(549)	1,474	(409)	1,143	502	1,190	(1,989)	466

First American Funds Annual Report 2007       31

Notes to  Financial Statements  continued

Class B shares converted to Class A shares (reflected above as Class A shares issued and Class B shares redeemed) during the fiscal year ended August 31, 2007 and the fiscal year ended August 31, 2006, were as follows:

	Year Ended	Year Ended
Fund	8/31/07	8/31/06

Strategy Aggressive Growth Allocation Fund	6	4
Strategy Growth Allocation Fund	17	12
Strategy Growth & Income Allocation Fund	38	18
Strategy Income Allocation Fund	15	5

5 >	Investment Security Transactions

During the fiscal year ended August 31, 2007, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

Fund	Purchases	Sales

Strategy Aggressive Growth Allocation Fund	$66,847	$71,599
Strategy Growth Allocation Fund	96,807	98,180
Strategy Growth & Income Allocation Fund	208,591	186,802
Strategy Income Allocation Fund	50,987	59,078

The aggregate gross unrealized appreciation and depreciation of securities held by the funds and the total cost of securities for federal income tax purposes at August 31, 2007, were as follows:

				Federal
	Aggregate	Aggregate		Income
	Gross	Gross		Tax
Fund	Appreciation	Depreciation	Net	Cost

Strategy Aggressive Growth Allocation Fund	$11,369	$(1,520)	$9,849	$124,803
Strategy Growth Allocation Fund	16,468	(465)	16,003	155,672
Strategy Growth & Income Allocation Fund	20,246	(1,721)	18,525	290,110
Strategy Income Allocation Fund	3,713	(494)	3,219	73,306

6 >	Investments In Underlying Affiliated Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control. At August 31, 2007, the following funds held the following positions, which exceeded 5% of the underlying fund’s shares outstanding:

		Percent of
Fund	Underlying Fund	Shares Held

Strategy Aggressive Growth Allocation Fund	International Select Fund	7.67%
	Quantitative Large Cap Core Fund	20.61
	Quantitative Large Cap Growth Fund	19.91
	Quantitative Large Cap Value Fund	19.91

Strategy Growth Allocation Fund	International Select Fund	8.27
	Quantitative Large Cap Core Fund	24.68
	Quantitative Large Cap Growth Fund	24.89
	Quantitative Large Cap Value Fund	24.89

Strategy Growth & Income Allocation Fund	International Select Fund	11.49
	Large Cap Select Fund	6.54
	Quantitative Large Cap Core Fund	40.97
	Quantitative Large Cap Growth Fund	44.09
	Quantitative Large Cap Value Fund	44.09
	Total Return Bond Fund	11.97

Strategy Income Allocation Fund	Quantitative Large Cap Core Fund	7.49
	Quantitative Large Cap Growth Fund	10.67
	Quantitative Large Cap Value Fund	10.67

32      First American Funds Annual Report 2007

7 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8 >	New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission guidance allows implementing FIN 48 in fund net asset value calculations as late as the funds’ last net asset value calculation in the first required financial statement reporting period. As a result, the funds will incorporate FIN 48 in their semiannual report on February 29, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosure about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of August 31, 2007, the funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.
First American Funds Annual Report 2007       33

 NOTICE TO SHAREHOLDERS  August 31, 2007 (unaudited)
TAX INFORMATION

The information set forth below is for each fund’s fiscal year as required by federal laws. Most shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed for income tax purposes will be sent in early 2008 on Form 1099. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2007, each fund has designated long-term capital gains, ordinary income and tax exempt income with regard to distributions paid during the year as follows:

	Long Term	Ordinary
	Capital Gains	Income	Total
	Distributions	Distributions	Distributions
Fund	(Tax Basis) (a)	(Tax Basis) (a)	(Tax Basis)

Strategy Aggressive Growth Allocation Fund	—%	100%	100%
Strategy Growth Allocation Fund	—	100	100
Strategy Growth & Income Allocation Fund	—	100	100
Strategy Income Allocation Fund	30.50	69.50	100

(a)	Based on a percentage of the fund’s total distributions.
Shareholder Notification of Federal Tax Status:

Each fund has designated the following percentages of the ordinary income distributions during the fiscal year ended August 31, 2007 as dividends qualifying for the dividends received deduction available to corporate shareholders:

Strategy Aggressive Growth Allocation Fund	32.71%
Strategy Growth Allocation Fund	23.61
Strategy Growth & Income Allocation Fund	15.66
Strategy Income Allocation Fund	6.20

In addition, each fund has designated the following percentages of the ordinary income distributions from net investment income during the fiscal year ended August 31, 2007 as qualified dividend income available to individual shareholders under the Jobs and Growth Tax Relief Reconciliation Act of 2003:

Strategy Aggressive Growth Allocation Fund	52.09%
Strategy Growth Allocation Fund	34.82
Strategy Growth & Income Allocation Fund	23.62
Strategy Income Allocation Fund	9.52

Additional Information Applicable to Foreign Shareholder Only:

The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for each fund was as follows:

Strategy Aggressive Growth Allocation Fund	3.33%
Strategy Growth Allocation Fund	5.04
Strategy Growth & Income Allocation Fund	11.33
Strategy Income Allocation Fund	23.89

The percentage of ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for each fund was as follows:

Strategy Aggressive Growth Allocation Fund	0.00%
Strategy Growth Allocation Fund	0.00
Strategy Growth & Income Allocation Fund	0.00
Strategy Income Allocation Fund	7.08

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities during the most
34      First American Funds Annual Report 2007

recent 12-month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.
FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds’ Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.
QUARTERLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at www.firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 days of the quarter end.
APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Directors of the funds (the “Board”), which is comprised entirely of independent directors, oversees the management of each fund and, as required by law, determines annually whether to renew the funds’ advisory agreement with FAF Advisors, Inc. (“FAF Advisors”).

At a meeting on May 1-3, 2007, the Board considered information relating to the funds’ investment advisory agreement with FAF Advisors (the “Agreement”). In advance of the meeting, the Board received materials relating to the Agreement, and had the opportunity to ask questions and request further information in connection with their consideration. At a subsequent meeting on June 19-21, 2007, the Board concluded its consideration of and approved the Agreement through June 30, 2008.

Although the Agreement, which is with First American Strategy Funds, Inc., relates to all of the funds, the Board separately considered and approved the Agreement with respect to each fund. In considering the Agreement, the Board, advised by independent legal counsel, reviewed and considered the factors it deemed relevant, including: (1) the nature, quality and extent of FAF Advisors’ services to the funds, (2) the investment performance of the funds, (3) the profitability of FAF Advisors related to the funds, including an analysis of FAF Advisors’ cost of providing services and comparative expense information, (4) whether economies of scale may be realized as the funds grow and whether fee levels are adjusted to enable fund investors to share in these potential economies of scale, and (5) other benefits that accrue to FAF Advisors through its relationship with the funds. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Agreement.

Before approving the Agreement, the Board met in executive session with its independent counsel on numerous occasions to consider the materials provided by FAF Advisors and the terms of the Agreement. Based on its evaluation of those materials, the Board concluded that the Agreement is fair and in the interests of the shareholders of each fund. In reaching its conclusions, the Board considered the following:
Nature, Quality, and Extent of Investment Advisory Services

The Board examined the nature, quality and extent of the services provided by FAF Advisors to each fund. The Board reviewed FAF Advisors’ key personnel who provide investment management services to the funds as well as the fact that, under the Agreement, FAF Advisors has the authority and responsibility to make and execute investment decisions for each fund within the framework of the fund’s investment policies and restrictions, subject to review by the Board. The Board further considered that FAF Advisors’ duties with respect to each fund include (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the fund’s investment policies and restrictions and the Investment Company Act of 1940, and (iii) monitoring the performance of the various organizations providing services to the fund, including the fund’s distributor, sub-administrator, transfer agent and custodian. Finally, the Board considered FAF Advisors’ representation that the services provided by FAF Advisors under the Agreement are the types of services customarily provided by investment advisors in the fund industry.

The Board also considered compliance reports about FAF Advisors from the funds’ Chief Compliance Officer.
First American Funds Annual Report 2007       35

 NOTICE TO SHAREHOLDERS August 31, 2007 (unaudited)

Based on the foregoing, the Board concluded that each fund is likely to benefit from the nature, extent, and quality of the services provided by FAF Advisors under its Agreement.
Investment Performance of the Funds

The Board considered the performance of each fund, including comparative information provided by an independent data service regarding the median performance of a group of comparable funds selected by that data service (the “performance universe”) and how each fund performed versus its benchmark index. The performance periods reviewed by the Board ended on January 31, 2007.

Strategy Aggressive Growth Allocation Fund. The Board considered that the fund outperformed its performance universe for the one-, three- and five-year periods and its benchmark for the one- and three-year periods, though the fund slightly underperformed its benchmark for the five-year period. The Board concluded that it would be in the interest of the fund and its shareholders to renew the Agreement.

Strategy Growth Allocation Fund. The Board considered that the fund outperformed its benchmark for the one-, three- and five-year periods (though the Class A Shares underperformed the benchmark for the five-year period). The Board also noted that the fund underperformed its performance universe during all periods. The Board considered, however, FAF Advisors’ explanation that the performance universe is of limited comparative value because it is comprised of “multi-cap value” funds, most of which are equity funds driven by a value-oriented selection style. In contrast, the fund’s portfolio includes fixed-income holdings and its equity holdings are diversified across various styles. The Board concluded that, in light of the fund’s strong performance against its benchmark, it would be in the interest of the fund and its shareholders to renew the Agreement.

Strategy Growth & Income Allocation Fund. The Board considered that the fund outperformed or performed competitively against its performance universe for the one-, three- and five-year periods. The Board also noted that the fund outperformed its benchmark for the one- and three-year periods, though it underperformed its benchmark for the five-year period. The Board concluded that it would be in the interest of the fund and its shareholders to renew the Agreement.

Strategy Income Allocation Fund. The Board considered that the fund outperformed its performance universe and its benchmark for the one-, three-and five-year periods. The Board concluded that it would be in the interest of the fund and its shareholders to renew the Agreement.
Costs of Services and Profits Realized by FAF Advisors

The Board reviewed FAF Advisors’ estimated costs in serving as each fund’s investment manager, including the costs associated with the personnel and systems necessary to manage each fund. The Board also considered the reported profitability of FAF Advisors and its affiliates resulting from their relationship with each fund. For each fund, the Board reviewed fee and expense information as compared to that of other funds and accounts managed by FAF Advisors and of comparable funds managed by other advisers. The Board found that while the advisory fees for FAF Advisors’ institutional separate accounts are lower than the funds’ advisory fees, the funds receive additional services from FAF Advisors that separate accounts do not receive.

Using information provided by an independent data service, the Board also evaluated each fund’s advisory fee compared to the median advisory fee for other funds similar in size, character and investment strategy, and each fund’s total expense ratio compared to the median total expense ratio of comparable funds (the “peer group median total expense ratio”). In connection with its review of fund fees and expenses, the Board asked FAF Advisors to articulate its pricing philosophy. FAF Advisors responded that it attempts generally to maintain each fund’s total operating expenses at a level that approximates the median of a peer group of funds selected by an independent data service. The Board noted that the information provided by an independent data service reflected that each fund’s advisory fee and total expense ratio, after waivers, are equal to or less than the peer group median advisory fee and total expense ratio. The Board concluded that the funds’ advisory fees and total expense ratios are reasonable in light of the services provided.
Economies of Scale in Providing Investment Advisory Services

The Board considered whether each fund’s investment advisory fee reflects the potential for economies of scale for the benefit of fund shareholders. Based on information provided by FAF Advisors, the Board noted that profitability will likely increase somewhat as assets grow over time.

The Board considered that, although the funds do not have advisory fee breakpoints in place, FAF Advisors has committed to waive advisory fees to the extent necessary to keep each fund’s total expenses generally in line with the median total
36      First American Funds Annual Report 2007

expenses of a peer group of funds as selected by an independent data service. The Board considered FAF Advisors’ assertion that the median total expense ratio of a fund’s peer group should reflect the effect of any breakpoints in the advisory fee schedules of the funds in that group and any economies of scale. Therefore, by capping a fund’s total expense ratio at a level close to the median, fund shareholders should receive the benefit of any breakpoints in the comparable funds’ advisory fee schedules and any such economies of scale. In light of FAF Advisors’ commitment to keep total fund expenses competitive, the Board concluded that it would be reasonable and in the interest of each fund and its shareholders to renew the Agreement.
Other Benefits to FAF Advisors

In evaluating the benefits that accrue to FAF Advisors through its relationship with the funds, the Board noted that FAF Advisors and certain of its affiliates serve the funds in various capacities, including as advisor, administrator, sub-administrator, transfer agent, distributor and custodian, and receive compensation from each fund in connection with providing services to the fund. The Board considered that each service provided to a fund by FAF Advisors or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law.

After full consideration of these factors, the Board concluded that approval of each Agreement was in the interest of the respective fund and its shareholders.
First American Funds Annual Report 2007       37

 NOTICE TO SHAREHOLDERS August 31, 2007 (unaudited)
Directors and Officers of the Funds

Independent Directors

Other
	Position(s)	Term of Office		Number of Portfolios	Directorships
Name, Address, and	Held	and Length of	Principal Occupation(s)	in Fund Complex	Held by
Year of Birth	with Funds	Time Served	During Past 5 Years	Overseen by Director	Director †

Benjamin R. Field III P.O. Box 1329 Minneapolis, MN 55440-1329 (1938)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since September 2003	Retired; Senior Financial Advisor, Bemis Company, Inc. from May 2002 through February 2004	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

Roger A. Gibson P.O. Box 1329 Minneapolis, MN 55440-1329 (1946)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since October 1997	Director, Charterhouse Group, Inc., a private equity firm, since October 2005; Vice President and Chief Operating Officer, Cargo-United Airlines, from July 2001 through July 2004	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

Victoria J. Herget P.O. Box 1329 Minneapolis, MN 55440-1329 (1951)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since September 2003	Investment consultant and non-profit board member	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

John P. Kayser P.O. Box 1329 Minneapolis, MN 55440-1329 (1949)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since October 2006	Retired; Principal from 1983 to 2004 and Chief Financial Officer and Chief Administrative Officer from 1988 to 2002, William Blair & Company, LLC	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

Leonard W. Kedrowski P.O. Box 1329 Minneapolis, MN 55440-1329 (1941)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since November 1993	Owner and President, Executive and Management Consulting, Inc., a management consulting firm; Board member, GC McGuiggan Corporation (dba Smyth Companies), a label printer; former Chief Executive Officer, Creative Promotions International, LLC, a promotional award programs and products company, through October 2003; Advisory Board member, Designer Doors, manufacturer of designer doors, through 2002	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

Richard K. Riederer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since August 2001	Owner and CEO, RKR Consultants, Inc. and non-profit board member since 2005	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	Cleveland Cliffs Inc (a producer of iron ore pellets)

Joseph D. Strauss P.O. Box 1329 Minneapolis, MN 55440-1329 (1940)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since September 1991	Attorney At Law, Owner, and President, Strauss Management Company, a Minnesota holding company for various organizational management business ventures; Owner, Chairman and Chief Executive Officer, Community Resource Partnerships, Inc., a strategic planning, operations management, government relations, transportation planning and public relations organization; Owner, Chairman and Chief Executive Officer, Excensus™, LLC, a strategic demographic planning and application development firm since 2001	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

38      First American Funds Annual Report 2007

Independent Directors

Other
	Position(s)	Term of Office		Number of Portfolios	Directorships
Name, Address, and	Held	and Length of	Principal Occupation(s)	in Fund Complex	Held by
Year of Birth	with Funds	Time Served	During Past 5 Years	Overseen by Director	Director †

Virginia L. Stringer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Chair; Director	Chair Term three years. Directors Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Chair of FASF’s Board since September 1997; Director of FASF since September 1987	Governance consultant and non-profit board member; former Owner and President, Strategic Management Resources, Inc., a management consulting firm; Executive Consultant to State Farm Insurance Company through 2003	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

James M. Wade P.O. Box 1329 Minneapolis, MN 55440-1329 (1943)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since August 2001	Owner and President, Jim Wade Homes, a homebuilding company	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

†	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.
The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800-677-FUND or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota, 55440-1330.
First American Funds Annual Report 2007       39

 NOTICE TO SHAREHOLDERS August 31, 2007 (unaudited)

	Position(s)	Term of Office
Name, Address, and	Held	and Length of
Year of Birth	with Funds	Time Served
Officers

Principal Occupation(s) During Past 5 Years

Thomas S. Schreier, Jr. FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1962)*	President	Re-elected by the Board annually; President of FASF since February 2001	Chief Executive Officer and Chief Investment Officer of FAF Advisors, Inc.

Jeffery M. Wilson FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1956)*	Vice President – Administration	Re-elected by the Board annually; Vice President – Administration of FASF since March 2000	Senior Vice President of FAF Advisors, Inc.

Charles D. Gariboldi, Jr. FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1959)*	Treasurer	Re-elected by the Board annually; Treasurer of FASF since October 2004	Treasurer, FAF Advisors, Inc., since October 2004; prior thereto, Vice President of Investment Accounting and Fund Treasurer for Thrivent Financial for Lutherans

Jill M. Stevenson FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965)*	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of FASF since September 2005	Assistant Treasurer, FAF Advisors, Inc., since September 2005; prior thereto, Director, Senior Project Manager, FAF Advisors, Inc. from May 2003 to September 2005; prior thereto, Vice President, Director of Operations, Paladin Investment Associates, LLC

David H. Lui FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1960)*	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of FASF since March 2005	Chief Compliance Officer for First American Funds and FAF Advisors, Inc., since March 2005; prior thereto, Chief Compliance Officer, Franklin Advisors, Inc. and Chief Compliance Counsel, Franklin Templeton Investments from March 2004 to March 2005; prior thereto, Vice President, Charles Schwab & Co., Inc.

Jason K. Mitchell FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1976)*	Anti-Money Laundering Officer	Re-elected by the Board annually; Anti-Money Laundering Officer of FASF since September 2006	Compliance Manager, FAF Advisors, Inc., since June 2006; prior thereto, Compliance Analyst, FAF Advisors, Inc. from October 2004 to June 2006; prior thereto, Senior Systems Helpdesk Analyst, Wachovia Retirement Services from November 2002 to October 2004; prior thereto, Senior Retirement Plan Specialist, PFPC, Inc.

Kathleen L. Prudhomme FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1953)*	Secretary	Re-elected by the Board annually; Secretary of FASF since December 2004; prior thereto, Assistant Secretary of FASF since September 1998 through December 2004	Deputy General Counsel, FAF Advisors, Inc., since November 2004; prior thereto, Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm

James D. Alt 50 South Sixth Street Suite 1500, Minneapolis, MN 55402 (1951)	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FASF since December 2004; prior thereto, Secretary of FASF since June 2002; Assistant Secretary of FASF from September 1998 through June 2002	Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm

Brett L. Agnew FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1971)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FASF since December 2004	Counsel, FAF Advisors, Inc., since August 2004; prior thereto, Senior Counsel, Thrivent Financial for Lutherans

James R. Arnold 615 E. Michigan Street Milwaukee, WI 53202 (1957)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FASF since June 2003	Vice President, U.S. Bancorp Fund Services, LLC, since March 2002; prior thereto, Senior Administration Services Manager, UMB Fund Services, Inc.

Richard J. Ertel FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FASF since June 2006 and from June 2003 through August 2004	Counsel, FAF Advisors, Inc., since May 2006; prior thereto, Counsel, Ameriprise Financial Services, Inc. from September 2004 to May 2006; prior thereto, Counsel, FAF Advisors, Inc. from May 2003 to August 2004; prior to May 2003, Associate Counsel, Hartford Life and Accident Insurance Company

*	Messrs. Schreier, Wilson, Gariboldi, Lui, Mitchell, Agnew and Ertel, Ms. Stevenson and Ms. Prudhomme are each officers and/or employees of FAF Advisors, Inc., which serves as investment adviser and administrator for FASF. Mr. Arnold is an officer of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as Transfer Agent for FASF.
40      First American Funds Annual Report 2007

Board of Directors First American Strategy Funds, Inc.

Virginia Stringer

Chairperson of First American Strategy Funds, Inc.
Governance Consultant; former Owner and President of Strategic Management
Resources, Inc.

Benjamin Field III

Director of First American Strategy Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Strategy Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Strategy Funds, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Strategy Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of William Blair & Company, LLC

Leonard Kedrowski

Director of First American Strategy Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Strategy Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Strategy Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Strategy Funds, Inc.
Owner and President of Jim Wade Homes

First American Strategy Funds’ Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:
First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers only through the period ended August 31, 2007. The portfolio managers’ views are subject to change at any time based upon market or other conditions.

This report is for the information of shareholders of the First American Strategy Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
INVESTMENT ADVISOR

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402
ADMINISTRATOR

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402
TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
CUSTODIAN

U.S. Bank National Association
60 Livingston Avenue
St. Paul, Minnesota 55101
DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, Minnesota 55402
COUNSEL

Dorsey & Whitney LLP
50 South Sixth Street
Suite 1500
Minneapolis, Minnesota 55402

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330
In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.
0153-07 10/2007 AR-LIFECYCLE

First American Funds.

2007 Annual Report

Income Builder Fund

The First American Income Builder Fund invests primarily in shares of underlying First American Funds. Your cost of investing in the fund will generally be higher that the cost of investing directly in the shares of the underlying mutual funds. The fund is exposed to the principal risks of the underlying funds in direct proportion to each fund’s allocation. Risks associated with the underlying funds include, but are not limited to, the volatility of equity investments; risks associated with fixed-income investments, including credit risk, interest-rate risk, and prepayment risk; the risk of investing in noninvestment-grade securities, which generally have more volatile prices and carry more risk to principal; and the risks associated with concentrating investments in the real estate industry.
Mutual fund investing involves risk; principal loss is possible.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Message to SHAREHOLDERS October 15, 2007

Dear Shareholders:

We invite you to take a few minutes to review the results of the fiscal year ended August 31, 2007.
This report includes a comparative performance graph and table, portfolio commentary, complete listing of portfolio holdings, and additional fund information. We hope you will find this helpful in monitoring your investment portfolio.
Also, through our website, firstamericanfunds.com, we provide quarterly performance information on all First American Funds, the economic outlook as viewed by our senior investment officers, and other information about fund investments and portfolio strategies.
Please contact your financial professional if you have questions about First American Funds or contact First American Investor Services at 800.677.FUND.
We appreciate your investment with First American Funds and look forward to serving your financial needs in the future.
Sincerely,

Virginia L. Stringer Chairperson of the Board First American Strategy Funds, Inc.	Thomas S. Schreier, Jr. President First American Strategy Funds, Inc.
First American Funds Annual Report 2007       1

Income Builder FUND
Investment Objective: primary objective is to provide investors with current income; secondary objective is growth of capital.
How did the fund perform for the fiscal year ended August 31, 2007?
The First American Income Builder Fund, Class Y shares, returned 6.64% for the fiscal year ended August 31, 2007 (Class A shares returned 6.34% without taking the sales charge into account). By comparison, the fund’s benchmark, the Dow Jones Moderately Conservative U.S. Portfolio Index*, returned 7.82% for the same period.
What were the general economic and market conditions?
Economic growth was generally below the economy’s long-term potential during the second half of 2006 and the first quarter of 2007. Growth jumped during the second quarter of 2007 to slightly above the economy’s long-term potential, but the improvement in growth primarily reflected an increase in production to rebuild inventories. Domestic demand growth has moderated, and the moderation in demand growth is expected to persist during the second half of 2007 and into 2008 as the housing market remains weak, home prices decline, and higher energy prices have a negative effect on real purchasing power. Strong global growth should continue to provide a positive offset, with U.S. export growth helping to support U.S. economic activity, but recent weakening in labor market conditions and dysfunction within certain funding markets presents downside risk to future economic activity.
Core inflation slowed faster than anticipated during the past year and is now back within the Fed’s comfort zone. The combination of moderate growth, decelerating inflation, and high levels of resource utilization resulted in the Fed leaving policy rates unchanged over the fiscal year. The Fed has now begun to ease policy rates to support economic activity as labor market conditions have softened and funding disruptions point to future growth risks.
What was the overall investment strategy?
The fund is a diversified fund-of-funds, combining stock and bond funds in order to generate income and capture market growth. The fund’s four components are the First American Large Cap Value Fund, First American Real Estate Securities Fund, First American High Income Bond Fund, and First American U.S. Government Mortgage Fund. At any point in time, however, the percentage of the fund’s assets allocated to a particular underlying fund may range from 10% to 40%.
What were the portfolio allocations over the fiscal year?
The fund has had a majority of its assets allocated to fixed-income funds throughout this fiscal year. Total fixed-income allocations have ranged from 58.5% of assets at the beginning of the fiscal year to 63.5% for the final nine months of the fiscal year.
In late fall of 2006, we increased the overall allocation to fixed income, in particular increasing the allocation to the First American High Income Bond Fund from 28% of assets to 35%. This was done in an effort to improve the current yield performance of the fund. This reallocation was made possible by decreasing the holdings of the First American Large Cap Value Fund and, to a lesser extent, the First American U.S. Government Mortgage Fund.
In the last half of the fiscal year we have supplemented our position in the First American Large Cap Value Fund with a small portfolio of individual yield-oriented large-cap stocks and exchange-traded funds with exposure to the yield-rich financial sector.
The First American Real Estate Securities Fund has remained a steady 12% of our portfolio throughout the fiscal year.

*	Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.
Top Ten Holdings as of August 31, 20071  (% of net assets)

First American High Income Bond Fund, Class Y	34.5%
First American U.S. Government Mortgage Fund, Class Y	27.5%
First American Large Cap Value Fund, Class Y	18.3%
First American Real Estate Securities Fund, Class Y	12.2%
iShares Dow Jones Select Dividend Index	1.0%
First American Prime Obligations Fund, Class Z	0.6%
Allied Capital	0.3%
American Capital Strategies	0.3%
Citizens Communications	0.3%
Pfizer	0.3%
Portfolio Allocation as of August 31, 20071  (% of net assets)

Fixed Income Funds	62.0%
Equity Funds	30.5
Financials	1.7
Exchange-Traded Funds	1.3
Materials	0.7
Utilities	0.7
Telecommunication Services	0.4
Energy	0.4
Healthcare	0.3
Consumer Discretionary	0.2
Industrials	0.1
Short-Term Investment	0.6
Other Assets and Liabilities, Net[2]	1.1

100.0%

[1]	Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expense incurred but not yet paid.
2      First American Funds Annual Report 2007

Annual Performance1, 2

	August 31, 2007			September 30, 2007*

		Since Inception			Since Inception

	1 year	5/31/2006	12/20/2006	1 year	5/31/2006	12/20/2006
Average annual return with sales charge (POP)
Class A	1.87%	4.55%	—	2.86%	6.15%	—

Class B	0.70%	7.39%	—	1.66%	8.81%	—

Class C	4.70%	7.42%	—	5.67%	8.84%	—

Average annual return without sales charge (NAV)
Class A	6.34%	8.21%	—	7.44%	9.63%	—

Class B	5.69%	7.39%	—	6.66%	8.81%	—

Class C	5.69%	7.42%	—	6.67%	8.84%	—

Class R	—	—	0.18%	—	—	2.58%

Class Y	6.64%	8.38%	—	7.63%	9.81%	—

Dow Jones Moderately Conservative U.S. Portfolio Index[3]	7.82%	8.31%	3.19%	8.30%	9.04%	4.82%

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

[1]	Total returns at net asset value (“NAV”) reflect performance over the time period indicated without including the fund’s maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price (“POP”) reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A shares and the contingent deferred sales charge (“CDSC”) for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all dividends at NAV.

As of the most recent prospectus, the fund’s total annual fund operating expense ratio (including acquired fund fees and expenses, which the fund indirectly bears) for Class A, Class B, Class C, Class R, and Class Y shares was 2.49%, 3.24%, 3.24%, 2.74%, and 2.24%, respectively. The advisor has contractually agreed to waive fees and reimburse other fund expenses through at least June 30, 2008 so that total annual fund operating expenses (net of acquired fund fees and expenses) for Class A, Class B, Class C, Class R, and Class Y shares do not exceed 0.35%, 1.10%, 1.10%, 0.60%, and 0.10%, respectively. If these fee waivers and expense reimbursements were taken into account, the total annual fund operating expenses (including acquired fund fees and expenses) for Class A, Class B, Class C, Class R, and Class Y shares would be 1.04%, 1.79%, 1.79%, 1.29%, and 0.79%, respectively. These fee waivers and expense reimbursements may be terminated at any time after June 30, 2008, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

*	This table presents average annual total returns through the latest calendar quarter – rather than through the end of the fiscal period.
Value of $10,000 Investment1, 2, 4  as of August 31, 2007

Class A

Income Builder Fund, Class A (NAV)	$11,038

Income Builder Fund, Class A (POP)	$10,573

Dow Jones Moderately Conservative U.S. Portfolio Index [3]	$11,049

This chart illustrates the total value of an assumed $10,000 investment in the fund’s Class A shares (from 5/31/2006 to 8/31/2007) as compared to the fund’s primary benchmark index.

Class A

[2]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Investment in an index is not available.

[3]	An index that is a composite of subindices representing the U.S. stock, bond, and cash asset classes. The stock asset class is represented by the following subindices: DJ U.S. Large Cap Growth Index, DJ U.S. Large Cap Value Index, DJ U.S. Mid Cap Growth Index, DJ U.S. Mid Cap Value Index, DJ U.S. Small Cap Growth Index, and DJ Small Cap Value Index. The bond asset class is represented by the following subindices: Lehman U.S. Government Bond Index, Lehman Corporate Bond Index, and Lehman U.S. Mortgage Backed Index. The cash asset class is represented by the Lehman 1-3 Month T-bill Index. The index is rebalanced monthly by Dow Jones & Company, Inc.

[4]	Performance for Class B, Class C, Class R, and Class Y shares is not presented. Performance for these classes will vary due to the different expense structures.
First American Funds Annual Report 2007       3

Expense Example
As a shareholder of the Income Builder Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2007, to August 31, 2007.
Actual Expenses
For each class, two lines are presented in the table below – the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value in the fund and class divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Income Builder Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (3/01/07 to
	Value (3/01/07)	Value (8/31/07)	8/31/07)
Class A Actual[2]	$1,000.00	$988.40	$1.75

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79

Class B Actual[2]	$1,000.00	$984.80	$5.50

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	$5.60

Class C Actual[2]	$1,000.00	$984.80	$5.50

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	$5.60

Class R Actual[2]	$1,000.00	$987.70	$3.01

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06

Class Y Actual[2]	$1,000.00	$989.70	$0.50

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	$0.51

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.35%, 1.10%, 1.10%, 0.60%, and 0.10% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

[2]	Based on the actual returns for the six-month period ended August 31, 2007 of -1.16%, -1.52%, -1.52%, -1.23%, and -1.03% for Class A, Class B, Class C, Class R, and Class Y, respectively.
4      First American Funds Annual Report 2007

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors
First American Strategy Funds, Inc.
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Income Builder Fund (a series of First American Strategy Funds, Inc.) (the “fund”) as of August 31, 2007 and the related statements of operations, changes in net assets and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Income Builder Fund at August 31, 2007, the results of its operations, changes in its net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accountings principles.
Minneapolis, Minnesota
October 19, 2007
First American Funds Annual Report 2007       5

Schedule of  Investments August 31, 2007, all dollars are rounded to thousands (000)

Income Builder Fund
DESCRIPTION	SHARES	VALUE

Investment Companies – 93.8%
Equity Funds(a) – 30.5%
First American Large Cap Value Fund, Class Y	198,766	$4,309
First American Real Estate Securities Fund, Class Y	125,481	2,869

		7,178

Exchange-Traded Funds – 1.3%
iShares Dow Jones Select Dividend Index	3,500	242
KBW Bank	600	32
KBW Capital Markets	500	31

		305

Fixed Income Funds(a) – 62.0%
First American High Income Bond Fund, Class Y	876,488	8,134
First American U.S. Government Mortgage Fund, Class Y	630,179	6,478

		14,612

Total Investment Companies (Cost $22,568)		22,095

Common Stocks – 4.5%
Consumer Discretionary – 0.2%
Regal Entertainment Group, Class A	1,900	43

Energy – 0.4%
Chevron	300	26
Exxon Mobil	700	60
Rowan	400	15

		101

Financials – 1.7%
Allied Capital	2,600	78
American Capital Strategies	1,900	78
Bank of America	900	46
CapitalSource – REIT	1,200	21
Citigroup	900	42
Comerica	400	22
Huntington Bancshares	1,200	21
Thornburg Mortgage – REIT	1,900	22
Wachovia	400	20
Washington Mutual	900	33
Wells Fargo	800	29

		412

Healthcare – 0.3%
Pfizer	2,600	65

Industrials – 0.1%
General Electric	600	23

Materials – 0.7%
Dow Chemical	700	30
MeadWestvaco	900	29
Packaging Corporation of America	1,700	44
Southern Copper	600	63

		166

Telecommunication Services – 0.4%
AT&T	900	36
Citizens Communications	4,600	67

		103

Utilities – 0.7%
Consolidated Edison	700	32
Energy East	1,900	51
Nicor	300	12
Progress Energy	1,000	46
TECO Energy	1,200	19

		160

Total Common Stocks (Cost $1,095)		1,073

Short-Term Investment – 0.6%
First American Prime Obligations Fund, Class Z (a)
(Cost $144)	143,504	144

Total Investments – 98.9% (Cost $23,807)		23,312

Other Assets and Liabilities, Net – 1.1%		255

Total Net Assets – 100.0%		$23,567

(a)	Investment in affiliated security. This fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

REIT –	Real Estate Investment Trust
The accompanying notes are an integral part of the financial statements.
6      First American Funds Annual Report 2007

Statement of  Assets and Liabilities August 31, 2007, all dollars are rounded to thousands (000), except for per share data

Income
Builder
Fund

ASSETS:
Investments in affiliated funds, at value (cost: $22,389) (note 2)	$21,934
Investments in unaffiliated funds, at value (cost: $1,418) (note 2)	1,378
Cash	117
Receivable for dividends and interest	7
Receivable for capital shares sold	195
Receivable from advisor	44
Prepaid expenses and other assets	65

Total assets	23,740

LIABILITIES:
Payable for investment securities purchased	76
Payable for capital shares redeemed	45
Payable to affiliates (note 3)	17
Payable for distribution and shareholder servicing fees	10
Accrued expenses and liabilities	25

Total liabilities	173

Net assets	$23,567

COMPOSITION OF NET ASSETS:
Portfolio capital	$24,007
Distributions in excess of net investment income	(3)
Accumulated net realized gain on investments (note 2)	58
Net unrealized depreciation of investments	(495)

Net assets	$23,567

Class A:
Net assets	$12,438
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	1,219
Net asset value and redemption price per share	$10.20
Maximum offering price per share (1)	$10.65
Class B:
Net assets	$1,340
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	131
Net asset value, offering price, and redemption price per share (2)	$10.20
Class C:
Net assets	$7,111
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	698
Net asset value, offering price, and redemption price per share (2)	$10.19
Class R:
Net assets	$10
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	1
Net asset value, offering price, and redemption price per share	$10.20
Class Y:
Net assets	$2,668
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	262
Net asset value, offering price, and redemption price per share	$10.19

(1)	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.25%.

(2)	Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.
First American Funds Annual Report 2007       7

Statement of  Operations For the year ended August 31, 2007, all dollars are rounded to thousands (000)

Income
Builder
Fund

INVESTMENT INCOME:
Dividends from affiliated securities	$919
Dividends from unaffiliated securities	38

Total investment income	957

EXPENSES (note 3):
Investment advisory fees	19
Administration fees	7
Transfer agent fees	116
Custodian fees	2
Legal fees	17
Audit fees	27
Registration fees	52
Postage and printing fees	26
Directors’ fees	24
Other expenses	24
Distribution and shareholder servicing fees – Class A	25
Distribution and shareholder servicing fees – Class B	9
Distribution and shareholder servicing fees – Class C	48
Distribution and shareholder servicing fees – Class R	—

Total expenses	396

Less: Fee waivers (note 3)	(296)
Less: Indirect payments from custodian (note 3)	—

Total net expenses	100

Investment income – net	857

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS – NET (note 5):
Capital gain distributions received from underlying affiliated funds	246
Net realized gain in affiliated funds	24
Net realized gain in unaffiliated securities	1
Net change in unrealized appreciation or depreciation of investments	(665)

Net loss on investments	(394)

Net increase in net assets resulting from operations	$463

The accompanying notes are an integral part of the financial statements.
8      First American Funds Annual Report 2007

Statement of  Changes in Net Assets all dollars are rounded to thousands (000)

	Income
	Builder
	Fund

		5/31/2006(1)
	Year Ended	to
	8/31/2007	8/31/2006

OPERATIONS:
Investment income – net	$857	$56
Capital gain distributions received from underlying affiliated funds	246	—
Net realized gain in affiliated funds	24	1
Net realized gain in unaffiliated securities	1	—
Net change in unrealized appreciation or depreciation of investments	(665)	170

Net increase in net assets resulting from operations	463	227

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(624)	(17)
Class B	(48)	(2)
Class C	(265)	(3)
Class R	(1)	—
Class Y	(118)	(38)
Net realized gain on investments:
Class A	(8)	—
Class B	(1)	—
Class C	(4)	—
Class R	—	—
Class Y	(1)	—
Return of capital:
Class A	—	(4)
Class B	—	—
Class C	—	(1)
Class Y	—	(10)

Total distributions	(1,070)	(75)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	12,117	3,211
Reinvestment of distributions	483	19
Payments for redemptions	(3,080)	(1)

Increase in net assets from Class A transactions	9,520	3,229

Class B:
Proceeds from sales	1,156	344
Reinvestment of distributions	34	1
Payments for redemptions	(167)	—

Increase in net assets from Class B transactions	1,023	345

Class C:
Proceeds from sales	6,807	847
Reinvestment of distributions	176	3
Payments for redemptions	(510)	—

Increase in net assets from Class C transactions	6,473	850

Class R(2):
Proceeds from sales	10	—
Reinvestment of distributions	1	—
Payments for redemptions	—	—

Increase in net assets from Class R transactions	11	—

Class Y:
Proceeds from sales	2,829	4,504
Reinvestment of distributions	34	46
Payments for redemptions	(3,306)	(1,536)

Increase (decrease) in net assets from Class Y transactions	(443)	3,014

Increase in net assets from capital share transactions	16,584	7,438

Total increase in net assets	15,977	7,590
Net assets at beginning of period	7,590	—

Net assets at end of period	$23,567	$7,590

Distributions in excess of net investment income at end of period	$(3)	$—

(1)	Commencement of operations.

(2)	For the period December 20, 2006, when the class share was offered, to August 31, 2007.
The accompanying notes are an integral part of the financial statements.
First American Funds Annual Report 2007       9

Financial Highlights  For a share outstanding throughout the indicated period.

			Realized and
			Unrealized	Distributions	Distributions		Net Asset
	Net Asset	Net	Gains	from Net	from Net	Distributions	Value
	Value	Investment	(Losses) on	Investment	Realized	from Return	End of
	Beginning	Income	Investments	Income	Gains	of Capital	Period
	of Period

Income Builder Fund (1)
Class A
2007 (2)	$10.25	$0.53	$0.12	$(0.69)	$(0.01)	$—	$10.20
2006 (3)	10.00	0.11	0.27	(0.10)	—	(0.03)	10.25
Class B
2007 (2)	$10.23	$0.44	$0.14	$(0.60)	$(0.01)	$—	$10.20
2006 (3)	10.00	0.08	0.26	(0.09)	—	(0.02)	10.23
Class C
2007 (2)	$10.23	$0.46	$0.12	$(0.61)	$(0.01)	$—	$10.19
2006 (3)	10.00	0.11	0.24	(0.09)	—	(0.03)	10.23
Class R
2007 (4)	$10.74	$0.29	$(0.27)	$(0.55)	$(0.01)	$—	$10.20
Class Y
2007 (2)	$10.24	$0.52	$0.16	$(0.72)	$(0.01)	$—	$10.19
2006 (3)	10.00	0.10	0.27	(0.10)	—	(0.03)	10.24

(1)	Per share data calculated using average shares outstanding method.

(2)	For the period September 1 to August 31 in the year indicated.

(3)	For the period May 31, 2006, when the class of shares was offered, to August 31, 2006. All ratios for the period have been annualized, except total return and portfolio turnover.

(4)	For the period December 20, 2006, when the class of shares was offered, to August 31, 2007. All ratios for the period have been annualized, except total return and portfolio turnover.

(5)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(6)	Expense ratios do not include expenses of the underlying funds.
The accompanying notes are an integral part of the financial statements.
10      First American Funds Annual Report 2007

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income (Loss)
		Ratio of	Investment	Average	to Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return (5)	Period (000)	Net Assets (6)	Net Assets	Waivers) (6)	Waivers)	Rate

6.34%	$12,438	0.35%	5.08%	2.02%	3.41%	36%
3.80	3,264	0.35	4.07	5.53	(1.11)	32

5.69%	$1,340	1.10%	4.23%	2.77%	2.56%	36%
3.45	351	1.10	3.11	6.28	(2.07)	32

5.69%	$7,111	1.10%	4.34%	2.77%	2.67%	36%
3.48	858	1.10	4.39	6.28	(0.79)	32

0.18%	$10	0.60%	3.92%	2.27%	2.25%	36%

6.64%	$2,668	0.10%	5.01%	1.77%	3.34%	36%
3.72	3,117	0.10	4.04	5.28	(1.14)	32

First American Funds Annual Report 2007       11

Notes to  Financial Statements  August 31, 2007, all dollars and shares are rounded to thousands (000)

1 >	Organization

The Income Builder Fund (the “fund”) is a mutual fund offered by First American Strategy Funds, Inc. (“FASF”), which is a member of the First American Family of Funds. The fund commenced operations May 31, 2006. FASF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The fund primarily invests in First American Funds, Inc. (“FAF”) and First American Investment Funds, Inc. (“FAIF”) in a “fund of funds” structure. FASF’s articles of incorporation permit the board of directors to create additional funds and classes in the future.

The fund offers Class A, Class B, Class C, Class R, and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months, and will not convert to Class A shares. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts.

The fund’s prospectus provides a description of the fund’s investment objectives, principal investment strategy, and principal risks. All classes of shares in the fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the fund are as follows:

SECURITY VALUATIONS – Investments in open-end mutual funds are valued at their respective net asset values on the valuation date. Security valuations for the fund’s equity investments and investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially effect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. As of August 31, 2007, the fund held no fair valued securities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the fund records security transactions on the trade date of the security purchase or sale. Income and capital gain distributions from underlying funds are recorded on the ex-dividend date. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared and paid quarterly in cash or are reinvested in additional shares of the fund at net asset value. Any net realized capital gains on sales of the fund’s securities and any capital gain distributions received from the underlying funds are distributed to shareholders at least annually.

FEDERAL TAXES – The fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. These differences are primarily due to losses deferred from wash sales. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the fiscal period in which the differences arise.
12      First American Funds Annual Report 2007

On the statement of Assets and Liabilities, the following reclassifications were made:

	Undistributed	Accumulated
	Net Investment	Net Realized
Fund	Income	Loss

Income Builder Fund	196	(196)

The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period or year that the income or realized gains (losses) were recorded by the fund. The distributions paid during the fiscal year ended August 31, 2007 and the fiscal period ended August 31, 2006, were as follows:

	August 31, 2007

	Ordinary	Long Term
Fund	Income	Gain	Total

Income Builder Fund	$970	$100	$1,070

	August 31, 2006

	Ordinary	Return
Fund	Income	of Capital	Total

Income Builder Fund	$60	$15	$75

As of August 31, 2007, the components of accumulated earnings (deficit) on a tax-basis were as follows:

	Undistributed		Total
	Long Term	Unrealized	Accumulated
Fund	Capital Gain	Depreciation	Deficit

Income Builder Fund	117	(554)	(437)

The difference between book-basis and tax-basis unrealized depreciation is primarily due to the tax deferral of losses on wash sales.

EXPENSES – Expenses that are directly related to the fund are charged directly to the fund. Other operating expenses of the First American Family of Funds are allocated to the fund on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds or a combination of both methods. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of the fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds. The fund did not have any interfund lending transactions during the fiscal year ended August 31, 2007.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, preselected by each Director. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors, Inc. (“FAF Advisors”), manages the fund’s assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires the fund to pay FAF Advisors a monthly fee equal, on an annual basis, to 0.10% of the fund’s annual average daily net assets. FAF Advisors has agreed to waive fees and reimburse other fund expenses through June 30, 2008, so that total fund operating expenses, as a percentage of average daily net assets, do not exceed 0.35% for Class A shares, 1.10% for Class B shares, 1.10% for Class C shares, 0.60% for Class R, and 0.10% for Class Y shares.

ADMINISTRATION FEES – FAF Advisors serves as the fund’s administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank National Association (“U.S. Bank”). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Effective October 1, 2006, the administration agreement was amended to provide that FAF Advisors will not charge the fund a fee for the provision of administration services. The funds reimburse the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

Prior to October 1, 2006, FAF Advisors was compensated to provide, or compensated other entities to provide, services to the fund. These services included various legal, oversight, administrative, and accounting services. The
First American Funds Annual Report 2007       13

Notes to  Financial Statements  continued

fund paid FAF Advisors administration fees, which were calculated daily and paid monthly, equal to the fund’s pro rata share of an amount equal, on an annual basis, to 0.25% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds up to $8 billion, 0.235% on the next $17 billion of the aggregate average daily net assets, 0.22% on the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator were paid from the administration fee. In addition to these fees, the fund reimbursed FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

TRANSFER AGENT FEES – USBFS serves as the fund’s transfer agent pursuant to a transfer agent agreement with FASF. The fund is charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees will be charged to the fund based upon the number of accounts within the fund. In addition to these fees, the fund may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the fund’s custodian pursuant to a custodian agreement with FASF. The custodian fee charged for the fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of the fund’s custodian expense. These credits, if any, are disclosed as “Indirect payments from the custodian” in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which increases the fund’s custodian expenses.

For the fiscal year ended August 31, 2007, custodian fees were increased as a result of overdrafts, and were decreased as a result of interest earned as follows:

	Increased	Decreased

Income Builder Fund	$1	$—

DISTRIBUTION AND SHAREHOLDER SERVICING (12b-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as the distributor of the fund pursuant to a distribution agreement with FASF. Under the distribution agreement, and pursuant to a plan adopted by the fund under rule 12b-1 of the Investment Company Act, the fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, and 0.50% of the fund’s average daily net assets attributable to Class A shares, Class B shares, Class C, and Class R shares, respectively. No distribution or shareholder servicing fees are paid by Class Y shares. These fees may be used by Quasar to provide compensation for sales support and distribution activities for each class of the fund. In addition, for Class B, Class C, and Class R shares, a portion of these fees may be used to provide compensation for shareholder servicing activities.

Under this distribution and shareholder servicing agreement, $60 was retained by affiliates of FAF Advisors for the fiscal year ended August 31, 2007.

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, the fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. In addition to the fund’s direct expenses as described above, fund shareholders also bear a proportionate share of the underlying affiliated funds’ expenses. For the fiscal year ended August 31, 2007, legal fees and expenses of $5 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

Contingent Deferred
Sales Charge as a
Percentage of Dollar
Year Since Purchase	Amount Subject to Charge

First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 12 months.

The CDSC for Class B and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

For the fiscal year ended August 31, 2007, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing the fund’s shares were $312.
14      First American Funds Annual Report 2007

4 >	Capital Share Transactions

FASF has 10 trillion shares of $0.01 par value capital stock authorized. Capital share transactions for the fund were as follows:

	Income
	Builder Fund

	Year	5/31/06*
	Ended	to
	8/31/07	8/31/06

Class A:
Shares issued	1,151	317
Shares issued in lieu of cash distributions	46	2
Shares redeemed	(297)	—

Total Class A transactions	900	319

Class B:
Shares issued	110	34
Shares issued in lieu of cash distributions	3	—
Shares redeemed	(16)	—

Total Class B transactions	97	34

Class C:
Shares issued	647	84
Shares issued in lieu of cash distributions	17	—
Shares redeemed	(50)	—

Total Class C transactions	614	84

Class R(1):
Shares issued	1	N/A
Shares issued in lieu of cash distributions	—	N/A
Shares redeemed	—	N/A

Total Class R transactions	1	—

Class Y:
Shares issued	268	450
Shares issued in lieu of cash distributions	4	4
Shares redeemed	(314)	(150)

Total Class Y transactions	(42)	304

Net increase in capital shares	1,570	741

* Commencement of operations.

(1)	For the period December 20, 2006, when the share class was offered, to August 31, 2007.

5 >	Investment Security Transactions

The cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the fiscal year ended August 31, 2007, was $22,800 and $6,278, respectively.

The aggregate gross unrealized appreciation and depreciation of securities held by the fund and the total cost of securities for federal income tax purposes at August 31, 2007, were as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross		Income
Fund	Appreciation	Depreciation	Net	Tax Cost

Income Builder Fund	$223	$(777)	$(554)	$23,866

6 >	Investments In Underlying Affiliated Funds

The fund does not invest in the underlying funds for the purpose of exercising management or control. At August 31, 2007, Income Builder Fund did not hold positions which exceeded 5% of any underlying fund’s outstanding shares.

7 >	Indemnifications

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. However, the fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8 >	New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the fund will incorporate FIN 48 in its semiannual report on February 29, 2008. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosure about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of August 31, 2007, the fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.
First American Funds Annual Report 2007       15

 NOTICE TO SHAREHOLDERS August 31, 2007 (unaudited)
TAX INFORMATION

The information set forth below is for the fund’s fiscal year as required by federal laws. Most shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal periods of the fund. Accordingly, the information needed for income tax purposes will be sent in early 2008 on Form 1099-DIV. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2007, the fund has designated long term capital gains and ordinary income with regard to distributions paid during the period as follows:

	Long Term	Ordinary
	Capital Gains	Income	Total
	Distributions	Distributions	Distributions
Fund	(Tax Basis) (a)	(Tax Basis) (a)	(Tax Basis)

Income Builder Fund	9%	91%	100%

(a)	Based on a percentage of the fund’s total distributions.
Shareholder Notification of Federal Tax Status:

The fund designates 11.12% of the ordinary income distributions during the fiscal year ended August 31, 2007 as dividends qualifying for the dividends received deduction available to corporate shareholders.

In addition, the fund designates 10.94% of the ordinary income distributions from net investment income during the fiscal year ended August 31, 2007 as qualifying income available to individual shareholders under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Additional Information Applicable to Foreign Shareholders Only:

The percentage or ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(c) for the fund was 0.80%

The percentage of ordinary income distributions that are designated as short term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the fund was 11.41%.
HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the First American Funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.
FORM N-Q HOLDINGS INFORMATION

The fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The fund’s Forms N-Q will be available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the fund’s Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.
QUARTERLY PORTFOLIO HOLDINGS

The fund will make portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The fund will attempt to post such information within 10 days of the quarter end.
APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Directors of the fund (the “Board”), which is comprised entirely of independent directors, oversees the management of the fund and, as required by law, determines annually whether to renew the fund’s advisory agreement with FAF Advisors, Inc. (“FAF Advisors”).

At a meeting on May 1-3, 2007, the Board considered information relating to the fund’s investment advisory agreement with FAF Advisors (the “Agreement”). In advance of the meeting, the Board received materials relating to the Agreement,
16      First American Funds Annual Report 2007

and had the opportunity to ask questions and request further information in connection with their consideration. At a subsequent meeting on June 19-21, 2007, the Board concluded its consideration of and approved the Agreement through June 30, 2008.

In considering the Agreement, the Board, advised by independent legal counsel, reviewed and considered the factors it deemed relevant, including: (1) the nature, quality and extent of FAF Advisors’ services to the fund, (2) the investment performance of the fund, (3) the profitability of FAF Advisors related to the fund, including an analysis of FAF Advisors’ cost of providing services and comparative expense information, (4) whether economies of scale may be realized as the fund grows and whether fee levels are adjusted to enable fund investors to share in these potential economies of scale, and (5) other benefits that accrue to FAF Advisors through its relationship with the fund. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Agreement.

Before approving the Agreement, the Board met in executive session with its independent counsel on numerous occasions to consider the materials provided by FAF Advisors and the terms of the Agreement. Based on its evaluation of those materials, the Board concluded that the Agreement is fair and in the interests of the shareholders of the fund. In reaching its conclusions, the Board considered the following:
Nature, Quality, and Extent of Investment Advisory Services

The Board examined the nature, quality and extent of the services provided by FAF Advisors to the fund. The Board reviewed FAF Advisors’ key personnel who provide investment management services to the fund as well as the fact that, under the Agreement, FAF Advisors has the authority and responsibility to make and execute investment decisions for the fund within the framework of the fund’s investment policies and restrictions, subject to review by the Board. The Board further considered that FAF Advisors’ duties with respect to the fund include (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the fund’s investment policies and restrictions and the Investment Company Act of 1940, and (iii) monitoring the performance of the various organizations providing services to the fund, including the fund’s distributor, sub-administrator, transfer agent and custodian. Finally, the Board considered FAF Advisors’ representation that the services provided by FAF Advisors under the Agreement are the types of services customarily provided by investment advisors in the fund industry.

The Board also considered compliance reports about FAF Advisors from the fund’s Chief Compliance Officer.

Based on the foregoing, the Board concluded that the fund is likely to benefit from the nature, extent, and quality of the services provided by FAF Advisors under its Agreement.
Investment Performance of the Fund

The Board considered the performance of the fund, including comparative information provided by an independent data service regarding the median performance of a group of comparable funds selected by that data service (the “performance universe”) and how the fund performed versus its benchmark index. The performance periods reviewed by the Board ended on January 31, 2007.

The Board considered that the fund commenced operations on May 31, 2006 and has a short operation history. The Board also noted that the fund outperformed its performance universe since inception (though it underperformed its benchmark). The Board concluded that it would be in the interest of the fund and its shareholders to renew the Agreement.
Costs of Services and Profits Realized by FAF Advisors

The Board reviewed FAF Advisors’ estimated costs in serving as the fund’s investment manager, including the costs associated with the personnel and systems necessary to manage the fund. The Board also considered the reported profitability of FAF Advisors and its affiliates resulting from their relationship with the fund. The Board reviewed fee and expense information as compared to that of other funds and accounts managed by FAF Advisors and of comparable funds managed by other advisers. The Board found that while the advisory fees for FAF Advisors’ institutional separate accounts are lower than the fund’s advisory fees, the fund receives additional services from FAF Advisors that separate accounts do not receive.

Using information provided by an independent data service, the Board also evaluated the fund’s advisory fee compared to the median advisory fee for other funds similar in size, character and investment strategy, and the fund’s total expense ratio compared to the median total expense ratio of comparable funds (the “peer group median total expense ratio”). In connection with its review of fund fees and expenses, the Board asked FAF Advisors to articulate its pricing philosophy. FAF Advisors responded that it attempts generally to maintain the fund’s total operating expenses at a level that
First American Funds Annual Report 2007       17

 NOTICE TO SHAREHOLDERS August 31, 2007

approximates the median of a peer group of funds selected by an independent data service. The Board noted that the information provided by an independent data service reflected that the fund’s advisory fee and total expense ratio, after waivers, are equal to or less than the peer group median advisory fee and total expense ratio. The Board concluded that the fund’s advisory fees and total expense ratios are reasonable in light of the services provided.
Economies of Scale in Providing Investment Advisory Services

The Board considered whether the fund’s investment advisory fee reflects the potential for economies of scale for the benefit of fund shareholders. Based on information provided by FAF Advisors, the Board noted that profitability will likely increase somewhat as assets grow over time. The Board considered that, although the fund does not have advisory fee breakpoints in place, FAF Advisors has committed to waive advisory fees to the extent necessary to keep the fund’s total expenses generally in line with the median total expenses of a peer group of funds as selected by an independent data service. The Board considered FAF Advisors’ assertion that the median total expense ratio of the fund’s peer group should reflect the effect of any breakpoints in the advisory fee schedules of the funds in that group and any economies of scale. Therefore, by capping the fund’s total expense ratio at a level close to the median, fund shareholders should receive the benefit of any breakpoints in the comparable funds’ advisory fee schedules and any such economies of scale. In light of FAF Advisors’ commitment to keep total fund expenses competitive, the Board concluded that it would be reasonable and in the interest of the fund and its shareholders to renew the Agreement.
Other Benefits to FAF Advisors

In evaluating the benefits that accrue to FAF Advisors through its relationship with the fund, the Board noted that FAF Advisors and certain of its affiliates serve the fund in various capacities, including as advisor, administrator, sub-administrator, transfer agent, distributor and custodian, and receive compensation from the fund in connection with providing services to the fund. The Board considered that each service provided to the fund by FAF Advisors or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law.

After full consideration of these factors, the Board concluded that approval of the Agreement was in the interest of the fund and its shareholders.
18      First American Funds Annual Report 2007

Directors and Officers of the Funds

Independent Directors

Other
	Position(s)	Term of Office		Number of Portfolios	Directorships
Name, Address, and	Held	and Length of	Principal Occupation(s)	in Fund Complex	Held by
Year of Birth	with Funds	Time Served	During Past 5 Years	Overseen by Director	Director †

Benjamin R. Field III P.O. Box 1329 Minneapolis, MN 55440-1329 (1938)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since September 2003	Retired; Senior Financial Advisor, Bemis Company, Inc. from May 2002 through February 2004	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

Roger A. Gibson P.O. Box 1329 Minneapolis, MN 55440-1329 (1946)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since October 1997	Director, Charterhouse Group, Inc., a private equity firm, since October 2005; Vice President and Chief Operating Officer, Cargo-United Airlines, from July 2001 through July 2004	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

Victoria J. Herget P.O. Box 1329 Minneapolis, MN 55440-1329 (1951)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since September 2003	Investment consultant and non-profit board member	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

John P. Kayser P.O. Box 1329 Minneapolis, MN 55440-1329 (1949)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since October 2006	Retired; Principal from 1983 to 2004 and Chief Financial Officer and Chief Administrative Officer from 1988 to 2002, William Blair & Company, LLC	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

Leonard W. Kedrowski P.O. Box 1329 Minneapolis, MN 55440-1329 (1941)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since November 1993	Owner and President, Executive and Management Consulting, Inc., a management consulting firm; Board member, GC McGuiggan Corporation (dba Smyth Companies), a label printer; former Chief Executive Officer, Creative Promotions International, LLC, a promotional award programs and products company, through October 2003; Advisory Board member, Designer Doors, manufacturer of designer doors, through 2002	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

Richard K. Riederer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since August 2001	Owner and CEO, RKR Consultants, Inc. and non-profit board member since 2005	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	Cleveland Cliffs Inc (a producer of iron ore pellets)

Joseph D. Strauss P.O. Box 1329 Minneapolis, MN 55440-1329 (1940)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since September 1991	Attorney At Law, Owner, and President, Strauss Management Company, a Minnesota holding company for various organizational management business ventures; Owner, Chairman and Chief Executive Officer, Community Resource Partnerships, Inc., a strategic planning, operations management, government relations, transportation planning and public relations organization; Owner, Chairman and Chief Executive Officer, ExcensusTM, LLC, a strategic demographic planning and application development firm since 2001	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

First American Funds Annual Report 2007       19

 NOTICE TO SHAREHOLDERS August 31, 2007

Independent Directors

Other
	Position(s)	Term of Office		Number of Portfolios	Directorships
Name, Address, and	Held	and Length of	Principal Occupation(s)	in Fund Complex	Held by
Year of Birth	with Funds	Time Served	During Past 5 Years	Overseen by Director	Director †

Virginia L. Stringer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Chair; Director	Chair Term three years. Directors Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Chair of FASF’s Board since September 1997; Director of FASF since September 1987	Governance consultant and non-profit board member; former Owner and President, Strategic Management Resources, Inc., a management consulting firm; Executive Consultant to State Farm Insurance Company through 2003	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

James M. Wade P.O. Box 1329 Minneapolis, MN 55440-1329 (1943)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since August 2001	Owner and President, Jim Wade Homes, a homebuilding company	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

†	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.
The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800-677-FUND or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota, 55440-1330.
20      First American Funds Annual Report 2007

Officers

	Position(s)	Term of Office
Name, Address, and	Held	and Length of
Year of Birth	with Funds	Time Served	Principal Occupation(s) During Past 5 Years

Thomas S. Schreier, Jr. FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1962)*	President	Re-elected by the Board annually; President of FASF since February 2001	Chief Executive Officer and Chief Investment Officer of FAF Advisors, Inc.

Jeffery M. Wilson FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1956)*	Vice President – Administration	Re-elected by the Board annually; Vice President – Administration of FASF since March 2000	Senior Vice President of FAF Advisors, Inc.

Charles D. Gariboldi, Jr. FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1959)*	Treasurer	Re-elected by the Board annually; Treasurer of FASF since October 2004	Treasurer, FAF Advisors, Inc., since October 2004; prior thereto, Vice President of Investment Accounting and Fund Treasurer for Thrivent Financial for Lutherans

Jill M. Stevenson FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965)*	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of FASF since September 2005	Assistant Treasurer, FAF Advisors, Inc., since September 2005; prior thereto, Director, Senior Project Manager, FAF Advisors, Inc. from May 2003 to September 2005; prior thereto, Vice President, Director of Operations, Paladin Investment Associates, LLC

David H. Lui FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1960)*	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of FASF since March 2005	Chief Compliance Officer for First American Funds and FAF Advisors, Inc., since March 2005; prior thereto, Chief Compliance Officer, Franklin Advisors, Inc. and Chief Compliance Counsel, Franklin Templeton Investments from March 2004 to March 2005; prior thereto, Vice President, Charles Schwab & Co., Inc.

Jason K. Mitchell FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1976)*	Anti-Money Laundering Officer	Re-elected by the Board annually; Anti-Money Laundering Officer of FASF since September 2006	Compliance Manager, FAF Advisors, Inc., since June 2006; prior thereto, Compliance Analyst, FAF Advisors, Inc. from October 2004 to June 2006; prior thereto, Senior Systems Helpdesk Analyst, Wachovia Retirement Services from November 2002 to October 2004; prior thereto, Senior Retirement Plan Specialist, PFPC, Inc.

Kathleen L. Prudhomme FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1953)*	Secretary	Re-elected by the Board annually; Secretary of FASF since December 2004; prior thereto, Assistant Secretary of FASF since September 1998 through December 2004	Deputy General Counsel, FAF Advisors, Inc., since November 2004; prior thereto, Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm

James D. Alt 50 South Sixth Street Suite 1500, Minneapolis, MN 55402 (1951)	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FASF since December 2004; prior thereto, Secretary of FASF since June 2002; Assistant Secretary of FASF from September 1998 through June 2002	Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm

Brett L. Agnew FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1971)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FASF since December 2004	Counsel, FAF Advisors, Inc., since August 2004; prior thereto, Senior Counsel, Thrivent Financial for Lutherans

James R. Arnold 615 E. Michigan Street Milwaukee, WI 53202 (1957)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FASF since June 2003	Vice President, U.S. Bancorp Fund Services, LLC, since March 2002; prior thereto, Senior Administration Services Manager, UMB Fund Services, Inc.

First American Funds Annual Report 2007       21

 NOTICE TO SHAREHOLDERS August 31, 2007

Officers

	Position(s)	Term of Office
Name, Address, and	Held	and Length of
Year of Birth	with Funds	Time Served	Principal Occupation(s) During Past 5 Years

Richard J. Ertel FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FASF since June 2006 and from June 2003 through August 2004	Counsel, FAF Advisors, Inc., since May 2006; prior thereto, Counsel, Ameriprise Financial Services, Inc. from September 2004 to May 2006; prior thereto, Counsel, FAF Advisors, Inc. from May 2003 to August 2004; prior to May 2003, Associate Counsel, Hartford Life and Accident Insurance Company

*	Messrs. Schreier, Wilson, Gariboldi, Lui, Mitchell, Agnew and Ertel, Ms. Stevenson and Ms. Prudhomme are each officers and/or employees of FAF Advisors, Inc., which serves as investment adviser and administrator for FASF. Mr. Arnold is an officer of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as Transfer Agent for FASF.
22      First American Funds Annual Report 2007

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Board of Directors First American Strategy Funds, Inc.

Virginia Stringer

Chairperson of First American Strategy Funds, Inc.
Governance Consultant; former Owner and President of Strategic Management
Resources, Inc.

Benjamin Field III

Director of First American Strategy Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President, Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Strategy Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Strategy Funds, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Strategy Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of William Blair & Company, LLC

Leonard Kedrowski

Director of First American Strategy Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Strategy Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Strategy Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Strategy Funds, Inc.
Owner and President of Jim Wade Homes

First American Strategy Funds’ Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:
First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers only through the period ended August 31, 2007. The portfolio managers’ views are subject to change at any time based upon market or other conditions.

This report is for the information of shareholders of the First American Income Builder Fund. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
INVESTMENT ADVISOR

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402
ADMINISTRATOR

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402
TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
CUSTODIAN

U.S. Bank National Association
60 Livingston Avenue
St. Paul, Minnesota 55101
DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, Minnesota 55402
COUNSEL

Dorsey & Whitney LLP
50 South Sixth Street
Suite 1500
Minneapolis, Minnesota 55402

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330
In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.
0153-07 10/2007 AR-INC BUILDER

Item 2—Code of Ethics
The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the registrant’s code of ethics that apply to the registrant’s principal executive officer and principal financial officer and that relate to any element of the code of ethics definition enumerated in this Item. During the period covered by this report, the registrant did not grant any waivers, including implicit waivers, from any provision of its code of ethics. The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by calling 1-800-677-3863.
Item 3—Audit Committee Financial Expert
The registrant’s Board of Directors has determined that Leonard W. Kedrowski, Benjamin R. Field III, John P. Kayser, and Richard K. Riederer, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.
Item 4—Principal Accountant Fees and Services
(a)	Audit Fees — Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $111,911 in the fiscal year ended August 31, 2007 and $78,182 in the fiscal year ended August 31, 2006, including fees associated with the annual audit, SEC Rule 17f-2 security count filings and filings of the registrant’s Form N-CSR.

(b)	Audit-Related Fees — E&Y billed the registrant audit-related fees totaling $428 in the fiscal year ended August 31, 2007 and $223 in the fiscal year ended August 31, 2006, including fees associated with the semi-annual review of fund disclosures.

(c)	Tax Fees — E&Y billed the registrant fees of $16,868 in the fiscal year ended August 31, 2007 and $11,428 in the fiscal year ended August 31, 2006, for tax services, including tax compliance, tax advice and tax planning. Tax compliance, tax advice and tax planning services primarily related to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.

(d)	All Other Fees — There were no fees billed by E&Y for other services to the registrant during the fiscal year ended August 31, 2007 and the fiscal year ended August 31, 2006.

(e)(1) The audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X are set forth below:

Audit Committee policy regarding pre-approval of services provided by the Independent Auditor

The Audit Committee of the First American Funds (“Committee”) has responsibility for ensuring that all services performed by the independent audit firm for the funds do not impair the firm’s independence. This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations. In this regard, the Committee should:
•	Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

•	Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

•	Meet quarterly with the partner of the independent audit firm

•	Consider approving categories of service that are not deemed to impair independence for a one-year period
It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.
Policy for Audit and Non-Audit Services Provided to the Funds
On an annual basis, the Committee will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the funds’ independent audit firm directly for the funds. At least annually the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.
The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the funds and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.
In connection with the Committee review and pre-approval responsibilities, the review by the Committee will consist of the following:
Audit Services
The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:
•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents
Audit-related Services
In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.
•	Accounting consultations

•	Fund merger support services

•	Other accounting related matters

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports
Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.
Tax Services
The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.
•	Tax compliance services related to the filing or amendment of the following:
•	Federal, state and local income tax compliance, and

•	Sales and use tax compliance
•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects
Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.
Other Non-audit Services
The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services. Because of the nature of these services, none of these services may be commenced by the independent audit firm without the prior approval of the Committee. The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.
Proscribed Services
In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:
•	Management functions

•	Accounting and bookkeeping services

•	Internal audit services

•	Financial information systems design and implementation

•	Valuation services supporting the financial statements

•	Actuarial services supporting the financial statements

•	Executive recruitment

•	Expert services (e.g., litigation support)

•	Investment banking
Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex
The Committee is also responsible for pre-approving certain non-audit services provided to FAF Advisors, Inc., U.S. Bank N.A., Quasar Distributors, U.S. Bancorp Fund Services, LLC and any other entity under common control with FAF Advisors, Inc., that provides ongoing services to the funds. The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the funds.
Although the Committee is not required to pre-approve all services provided to FAF Advisors, Inc. and other affiliated service providers, the Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.
(e)(2) All of the services described in paragraphs (b) through (d) of this Item 4 were pre-approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year end were performed by the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $55,245 in the fiscal year ended August 31, 2007 and $28,151 in the fiscal year ended August 31, 2006.

(h)	The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved is compatible with maintaining E&Y’s independence.
Item 5—Audit Committee of Listed Registrants
Not applicable.
Item 6 — Schedule of Investments
The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8—Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10—Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item.
Item 11—Controls and Procedures
(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12—Exhibits
(a)(1) Not applicable. Registrant’s code of ethics is provided to any person upon request without charge.

(a)(2) Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3) Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
First American Strategy Funds, Inc.

By:	/s/ Thomas S. Schreier, Jr.

Thomas S. Schreier, Jr.
President
Date: November 7, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.

Thomas S. Schreier, Jr.
President
Date: November 7, 2007

By:	/s/ Charles D. Gariboldi, Jr.

Charles D. Gariboldi, Jr.
Treasurer
Date: November 7, 2007